UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® COMMODITIES SELECT STRATEGY ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 32.17%

AGRICULTURAL & FARM MACHINERY — 1.32%
AGCO Corp.	7,917	$381,283
CNH Industrial NV	110,741	789,583
Deere & Co.	33,267	2,585,179

		3,756,045
AGRICULTURAL PRODUCTS — 1.29%
Archer-Daniels-Midland Co.	57,580	2,595,706
Bunge Ltd.	13,716	903,061
Fresh Del Monte Produce Inc.	3,183	180,954

		3,679,721
ALUMINUM — 1.22%
Alcoa Inc.	290,387	3,083,910
Aluminum Corp. of China Ltd.[a]	34,903	281,318
Constellium NVa	18,838	100,030

		3,465,258
COAL & CONSUMABLE FUELS — 0.01%
Cameco Corp.	1,170	11,185
Yanzhou Coal Mining Co. Ltd.	604	3,781

		14,966
DIVERSIFIED METALS & MINING — 9.83%
BHP Billiton Ltd. ADR[b]	306,610	9,103,251
BHP Billiton PLC	201,792	5,157,804
Freeport-McMoRan Inc.	239,270	3,100,939
HudBay Minerals Inc.	45,068	225,340
Nevsun Resources Ltd.	57,189	189,867
Rio Tinto PLC ADR[b]	231,817	7,608,234
Teck Resources Ltd. Class B	88,845	1,415,301
Turquoise Hill Resources Ltd.[a]	188,460	670,918
Vedanta Ltd. ADR	52,431	509,629

		27,981,283
FERTILIZERS & AGRICULTURAL CHEMICALS — 5.07%
Agrium Inc.	14,786	1,341,978
CF Industries Holdings Inc.	24,949	615,741
FMC Corp.	14,317	680,630
Israel Chemicals Ltd.[a,b]	54,510	219,675
Monsanto Co.	46,746	4,991,071
Mosaic Co. (The)	37,439	1,010,853
Potash Corp. of Saskatchewan Inc.	89,808	1,401,005
Sociedad Quimica y Minera de Chile SA ADR	9,945	246,437
Syngenta AG ADR	49,826	3,917,320

		14,424,710
FOREST PRODUCTS — 0.05%
Deltic Timber Corp.	2,275	156,793

		156,793

Security	Shares	Value
GOLD — 5.20%
Agnico Eagle Mines Ltd.	21,433	$1,246,115
Alamos Gold Inc. Class Aa	25,665	239,711
AngloGold Ashanti Ltd.[a]	38,915	852,628
B2Gold Corp.[a]	90,081	281,954
Barrick Gold Corp.	112,755	2,464,824
Cia. de Minas Buenaventura SA ADR[a]	17,924	262,587
Eldorado Gold Corp.	68,482	280,091
Franco-Nevada Corp.	17,201	1,324,993
Gold Fields Ltd.	71,615	444,729
Goldcorp Inc.	80,536	1,439,984
IAMGOLD Corp.[a]	39,225	202,793
Kinross Gold Corp.[a]	120,420	622,571
New Gold Inc.[a]	49,518	257,494
Newmont Mining Corp.	51,339	2,258,916
NovaGold Resources Inc.[a]	22,562	157,031
Pretium Resources Inc.[a,b]	12,879	153,003
Randgold Resources Ltd. ADR	8,781	1,032,733
Sibanye Gold Ltd.	15,971	297,859
Tahoe Resources Inc.	29,030	451,707
Yamana Gold Inc.	91,699	523,601

		14,795,324
INTEGRATED OIL & GAS — 1.14%
BP PLC ADR	7,933	272,895
Cenovus Energy Inc.	2,177	31,131
Chevron Corp.	4,922	504,406
China Petroleum & Chemical Corp.	667	47,897
Ecopetrol SA ADR	698	5,968
Eni SpA	3,512	107,643
Exxon Mobil Corp.	10,819	962,350
Imperial Oil Ltd.	665	20,409
InterOil Corp.[a]	108	5,342
Occidental Petroleum Corp.	1,990	148,713
Petrobras Argentina SA ADR	186	1,155
PetroChina Co. Ltd.	550	37,482
Petroleo Brasileiro SA ADR[a,b]	3,888	33,748
Royal Dutch Shell PLC Class A ADR	5,503	285,000
Royal Dutch Shell PLC Class B ADR	4,899	265,575
Sasol Ltd.	1,355	36,165
Statoil ASA	2,749	43,737
Suncor Energy Inc.	4,336	116,682
Total SA ADR	6,482	311,784
YPF SA ADR	442	8,164

		3,246,246
OIL & GAS DRILLING — 0.02%
Ensco PLC Class A	834	7,648
Helmerich & Payne Inc.	299	18,529
Nabors Industries Ltd.	861	7,749
Noble Corp. PLC	749	5,528
Precision Drilling Corp.	986	4,210
Rowan Companies PLC Class A	395	6,020
Seadrill Ltd.[a,b]	1,244	3,695
Transocean Ltd.	949	10,429

		63,808
OIL & GAS EQUIPMENT & SERVICES — 0.19%
Amec Foster Wheeler PLC ADR	1,003	5,898

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

July 31, 2016

Security	Shares	Value
Baker Hughes Inc.	1,106	$52,900
Core Laboratories NV	116	13,550
FMC Technologies Inc.[a]	597	15,152
Frank’s International NV	88	1,084
Halliburton Co.	2,170	94,742
McDermott International Inc.[a]	615	3,186
National Oilwell Varco Inc.	960	31,056
Oceaneering International Inc.	254	7,082
Schlumberger Ltd.	3,526	283,913
Tenaris SA ADR	616	16,460
Weatherford International PLC[a]	2,336	13,268

		538,291
OIL & GAS EXPLORATION & PRODUCTION — 0.35%
Advantage Oil & Gas Ltd.[a]	464	2,946
Anadarko Petroleum Corp.	1,286	70,126
Antero Resources Corp.[a]	337	8,826
Apache Corp.	953	50,032
Baytex Energy Corp.	571	2,672
Cabot Oil & Gas Corp.	1,171	28,889
Canadian Natural Resources Ltd.	2,802	84,704
Chesapeake Energy Corp.[a]	1,430	7,751
Cimarex Energy Co.	239	28,685
CNOOC Ltd.	404	48,638
Concho Resources Inc.[a]	329	40,862
ConocoPhillips	3,119	127,318
Continental Resources Inc./OKa,b	207	9,118
Crescent Point Energy Corp.	1,275	18,653
Devon Energy Corp.	1,320	50,530
Encana Corp.	2,141	17,235
Energen Corp.	260	12,319
Enerplus Corp.	563	3,361
EOG Resources Inc.	1,386	113,236
EQT Corp.	444	32,350
Hess Corp.	664	35,624
Kosmos Energy Ltd.[a,b]	388	2,153
Marathon Oil Corp.	2,135	29,121
Murphy Oil Corp.	407	11,164
Noble Energy Inc.	1,080	38,578
Pioneer Natural Resources Co.	412	66,979
Range Resources Corp.	428	17,253
Southwestern Energy Co.[a]	1,192	17,379
Vermilion Energy Inc.	301	10,029
Whiting Petroleum Corp.[a]	558	4,112

		990,643
OIL & GAS REFINING & MARKETING — 0.12%
Cosan Ltd.	605	4,042
HollyFrontier Corp.	636	16,167
Marathon Petroleum Corp.	1,918	75,550
Phillips 66	1,694	128,846
Tesoro Corp.	435	33,125
Valero Energy Corp.	1,701	88,928

		346,658
OIL & GAS STORAGE & TRANSPORTATION — 0.17%
Cheniere Energy Inc.[a]	572	23,927
DHT Holdings Inc.	210	979
Dorian LPG Ltd.[a,b]	69	426
Enbridge Inc.	2,197	90,363

Security	Shares	Value
Euronav SAa	299	$2,589
Frontline Ltd./Bermuda	161	1,278
GasLog Ltd.	105	1,404
Gener8 Maritime Inc.[a]	186	990
Golar LNG Ltd.	217	3,680
Kinder Morgan Inc./DE	4,328	87,988
Navigator Holdings Ltd.[a]	80	771
Nordic American Tankers Ltd.[b]	240	2,952
ONEOK Inc.	509	22,798
Pembina Pipeline Corp.	945	27,528
Scorpio Tankers Inc.	438	2,085
Ship Finance International Ltd.[b]	159	2,401
Spectra Energy Corp.	1,630	58,631
Teekay Corp.	116	719
Teekay Tankers Ltd. Class A	290	855
TransCanada Corp.	1,661	76,987
Tsakos Energy Navigation Ltd.	187	957
Ultrapar Participacoes SA ADR	1,053	23,977
Williams Companies Inc. (The)	1,639	39,287

		473,572
PAPER PACKAGING — 3.13%
International Paper Co.	87,680	4,016,621
Packaging Corp. of America	20,071	1,499,103
Sonoco Products Co.	21,487	1,094,333
WestRock Co.	53,869	2,311,518

		8,921,575
PAPER PRODUCTS — 0.23%
Fibria Celulose SA ADR	47,335	291,110
KapStone Paper and Packaging Corp.	18,361	262,195
Resolute Forest Products Inc.[a]	19,059	105,206

		658,511
PRECIOUS METALS & MINERALS — 0.07%
Dominion Diamond Corp.[a]	20,679	190,040

		190,040
SILVER — 0.56%
First Majestic Silver Corp.[a,b]	13,938	241,685
Pan American Silver Corp.	13,543	264,088
Silver Wheaton Corp.	39,101	1,089,745

		1,595,518
SPECIALIZED REITS — 2.20%
Potlatch Corp.	8,691	332,431
Rayonier Inc.	26,136	711,422
Weyerhaeuser Co.	159,305	5,212,459

		6,256,312

TOTAL COMMON STOCKS
(Cost: $91,944,718)		91,555,274

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

July 31, 2016

Security	Shares or Principal	Value
PREFERRED STOCKS — 0.01%

BRAZIL — 0.01%
Petroleo Brasileiro SA ADR[a]	5,341	$38,936

		38,936

TOTAL PREFERRED STOCKS (Cost: $37,118)		38,936

SHORT-TERM INVESTMENTS — 64.04%

MONEY MARKET FUNDS — 6.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	4,355,224	4,355,224
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	240,646	240,646
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d,f]	13,224,568	13,224,568

		17,820,438

U.S. GOVERNMENT OBLIGATIONS — 57.78%
U.S. Treasury Bill[g]
0.27%, 09/15/16	$10,000,000	9,997,350
0.26% - 0.28%, 08/04/16	85,500,000	85,499,230
0.28%, 09/08/16	50,000,000	49,989,100
0.25% - 0.27%, 09/22/16	12,000,000	11,996,040
0.25%, 09/29/16	7,000,000	6,997,270

		164,478,990

TOTAL SHORT-TERM INVESTMENTS
(Cost: $182,290,366)		182,299,428

TOTAL INVESTMENTS IN SECURITIES — 96.22%
(Cost: $274,272,202)[h]		273,893,638
Other Assets, Less Liabilities — 3.78%		10,750,231

NET ASSETS — 100.00%		$284,643,869

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	Includes portion held by the Subsidiary in the amount of $13,136,457.
[g]	Rates shown are the discount rate or range of discount rates at time of purchase.
[h]	The cost of investments for federal income tax purposes was $276,376,471. Net unrealized depreciation was $2,482,833, of which $11,313,631 represented gross unrealized appreciation on securities and $13,796,464 represented gross unrealized depreciation on securities.

3

Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

July 31, 2016

Schedule 1 — Futures Contracts

Futures contracts outstanding as of July 31, 2016 were as followsa:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Aluminum	155	Jan. 2017	London Metal	$6,195,690	$6,402,469	$206,779
Brent Crude Oil	774	May. 2017	New York Mercantile	39,449,958	36,230,940	(3,219,018)
Cattle Feeder	25	Nov. 2016	Chicago Mercantile	1,862,611	1,690,625	(171,986)
Cocoa	39	Sep. 2016	ICE Futures U.S.	1,206,467	1,105,650	(100,817)
Coffee	45	Sep. 2016	ICE Futures U.S.	2,502,920	2,467,125	(35,795)
Copper	65	Jan. 2017	London Metal	7,894,402	8,018,563	124,161
Corn	639	Dec. 2016	Chicago Board of Trade	11,566,801	10,950,862	(615,939)
Cotton	100	Dec. 2016	ICE Futures U.S.	3,054,560	3,702,000	647,440
Gasoline RBOB	191	Oct. 2016	NYMEX	9,174,247	9,889,522	715,275
Gold	18	Feb. 2017	COMEX	2,296,625	2,450,520	153,895
KC Red Wheat	81	Mar. 2017	Chicago Board of Trade	1,872,996	1,834,650	(38,346)
Lead	31	Jan. 2017	London Metal	1,444,665	1,418,056	(26,609)
Lean Hogs	148	Oct. 2016	Chicago Mercantile	4,048,424	3,495,760	(552,664)
Live Cattle	132	Feb. 2017	Chicage Mercantile	5,930,762	5,903,040	(27,722)
Low Sulphur Gasoil	240	Dec. 2016	ICE Futures U.S.	9,434,852	9,462,000	27,148
Natural Gas	236	Apr. 2017	New York Mercantile	7,207,834	7,245,200	37,366
Nickel	21	Mar. 2017	London Metal	1,298,013	1,346,751	48,738
NY Harbor ULSD	152	Apr. 2017	NYSE	9,834,315	9,008,462	(825,853)
Silver	3	Sep. 2016	COMEX	303,437	305,205	1,768
Soybean	180	Mar. 2017	Chicago Board of Trade	9,516,572	8,928,000	(588,572)
Sugar	298	Mar. 2017	ICE Futures U.S.	6,681,207	6,488,294	(192,913)
Wheat	369	Mar. 2017	Chicago Board of Trade	8,823,716	8,491,613	(332,103)
WTI Crude Oil	953	Apr. 2017	ICE Futures Europe	47,557,785	43,742,700	(3,815,085)
Zinc	41	Jan. 2017	London Metal	2,230,857	2,303,175	72,318

			Net unrealized depreciation			$(8,508,534)

[a]	Represents positions held in the Subsidiary.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$91,555,274	$—	$—	$91,555,274
Preferred stocks	38,936	—	—	38,936
Money market funds	17,820,438	—	—	17,820,438
U.S. government obligations	—	164,478,990	—	164,478,990

Total	$109,414,648	$164,478,990	$—	$273,893,638

Derivative financial instruments[a]:
Assets:
Futures contracts	$2,034,888	$—	$—	$2,034,888
Liabilities:
Futures contracts	(10,543,422)	—	—	(10,543,422)

Total	$(8,508,534)	$—	$—	$(8,508,534)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

4

Schedule of Investments (Unaudited)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 80.98%

ADVERTISING — 0.30%
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	$100	$106,100
3.63%, 05/01/22	100	107,201

		213,301
AEROSPACE & DEFENSE — 1.33%
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	200	220,233
5.20%, 10/15/19	100	110,182
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	40	41,414
Northrop Grumman Corp.
1.75%, 06/01/18	200	201,834
StandardAero Aviation Holdings Inc.
10.00%, 07/15/23 (Call 07/15/18)[a,b]	35	36,225
TransDigm Inc.
7.50%, 07/15/21 (Call 08/29/16)[b]	100	105,750
United Technologies Corp.
4.50%, 04/15/20	200	222,453

		938,091
AGRICULTURE — 1.80%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	150	156,475
2.85%, 08/09/22	150	158,237
9.25%, 08/06/19	150	184,234
Philip Morris International Inc.
2.13%, 05/10/23 (Call 03/10/23)	70	70,594
2.75%, 02/25/26 (Call 11/25/25)	70	72,694
Reynolds American Inc.
2.30%, 06/12/18	140	142,407
4.00%, 06/12/22	100	109,497
4.45%, 06/12/25 (Call 03/12/25)	135	152,838
8.13%, 06/23/19	100	118,509
Vector Group Ltd.
7.75%, 02/15/21 (Call 08/29/16)[b]	100	104,625

		1,270,110
APPAREL — 0.15%
Levi Strauss & Co.
6.88%, 05/01/22 (Call 05/01/17)	100	106,250

		106,250
AUTO MANUFACTURERS — 1.62%
Ford Motor Credit Co. LLC
2.46%, 03/27/20	200	201,869
General Motors Co.
4.00%, 04/01/25	100	103,638
General Motors Financial Co. Inc.
2.40%, 05/09/19	65	65,243
3.20%, 07/06/21 (Call 06/06/21)	55	55,688

Security	Principal (000s)	Value
3.45%, 04/10/22 (Call 02/10/22)	$100	$101,605
3.50%, 07/10/19	150	154,834
4.00%, 01/15/25 (Call 10/15/24)	100	103,116
4.20%, 03/01/21 (Call 02/01/21)	100	105,313
5.25%, 03/01/26 (Call 12/01/25)	60	67,138
Toyota Motor Credit Corp.
2.15%, 03/12/20	180	184,540

		1,142,984
AUTO PARTS & EQUIPMENT — 0.31%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	56	59,220
ZF North America Capital Inc.
4.75%, 04/29/25[a]	150	156,750

		215,970
BANKS — 17.81%
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	85	85,717
Bank of America Corp.
1.70%, 08/25/17	100	100,356
5.65%, 05/01/18	250	267,342
5.88%, 01/05/21	250	288,199
7.63%, 06/01/19	400	463,111
Bank of Montreal
1.50%, 07/18/19	140	140,448
Bank of New York Mellon Corp. (The)
2.30%, 09/11/19 (Call 08/11/19)	250	256,728
2.60%, 08/17/20 (Call 07/17/20)	120	124,583
Bank of Nova Scotia (The)
1.45%, 04/25/18	250	250,715
2.45%, 03/22/21	100	102,785
Barclays PLC
2.00%, 03/16/18[b]	200	199,800
BB&T Corp.
2.05%, 06/19/18 (Call 05/15/18)	200	202,920
BNP Paribas SA
2.40%, 12/12/18	100	102,006
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	250	249,965
CIT Group Inc.
3.88%, 02/19/19[b]	100	102,000
Citigroup Inc.
1.70%, 04/27/18	100	100,320
2.05%, 12/07/18	100	100,981
2.05%, 06/07/19[b]	100	100,971
2.50%, 09/26/18	250	254,727
4.50%, 01/14/22	100	110,774
Credit Suisse AG/New York NY
2.30%, 05/28/19	250	253,361
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21[a]	500	507,570
Deutsche Bank AG/London
1.40%, 02/13/17[b]	100	99,804
2.50%, 02/13/19	50	49,806
Discover Bank/Greenwood DE
2.00%, 02/21/18	250	250,906
Fifth Third Bancorp.
5.45%, 01/15/17	200	203,570
Fifth Third Bank/Cincinnati OH
2.15%, 08/20/18 (Call 07/20/18)	200	202,856

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2016

Security	Principal (000s)	Value
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19	$250	$255,777
2.63%, 01/31/19	250	256,067
2.75%, 09/15/20 (Call 08/15/20)	130	133,097
3.50%, 01/23/25 (Call 10/23/24)[b]	300	310,671
5.25%, 07/27/21	200	226,939
5.95%, 01/18/18	250	266,189
HSBC Holdings PLC
3.40%, 03/08/21	400	415,002
4.25%, 08/18/25	200	204,386
HSBC USA Inc.
1.50%, 11/13/17	200	199,841
1.70%, 03/05/18	180	180,105
JPMorgan Chase & Co.
1.63%, 05/15/18	350	351,617
2.55%, 03/01/21 (Call 02/01/21)	100	102,481
3.13%, 01/23/25 (Call 10/23/24)	350	359,897
3.88%, 09/10/24[b]	100	105,450
4.63%, 05/10/21	100	111,262
6.30%, 04/23/19	350	393,532
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	250	263,369
Lloyds Bank PLC
1.75%, 05/14/18	200	200,060
Lloyds Banking Group PLC
3.10%, 07/06/21	200	202,916
Morgan Stanley
2.20%, 12/07/18	50	50,628
2.38%, 07/23/19	300	305,336
3.13%, 07/27/26	85	86,065
3.75%, 02/25/23	200	213,313
4.88%, 11/01/22	150	164,736
5.75%, 10/18/16[b]	250	252,547
Series F
5.55%, 04/27/17	300	309,769
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	100	106,269
State Street Corp.
4.96%, 03/15/18	100	104,427
U.S. Bancorp.
3.00%, 03/15/22 (Call 02/15/22)	100	105,319
Wells Fargo & Co.
2.15%, 01/15/19	250	255,062
2.50%, 03/04/21	100	102,576
3.00%, 01/22/21	100	104,648
4.48%, 01/16/24[b]	100	110,323
Wells Fargo Bank N.A.
1.75%, 05/24/19	500	506,621
Westpac Banking Corp.
1.65%, 05/13/19[b]	60	60,262

		12,548,880
BEVERAGES — 0.56%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	125	127,811
2.65%, 02/01/21 (Call 01/01/21)	65	67,361
3.30%, 02/01/23 (Call 12/01/22)	100	104,977
3.65%, 02/01/26 (Call 11/01/25)	50	53,532
Constellation Brands Inc.
4.75%, 12/01/25[b]	35	38,019

		391,700

Security	Principal (000s)	Value
BIOTECHNOLOGY — 0.74%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	$100	$102,512
Biogen Inc.
2.90%, 09/15/20	30	31,146
Celgene Corp.
2.88%, 08/15/20	200	207,694
Gilead Sciences Inc.
2.35%, 02/01/20	100	102,608
2.55%, 09/01/20	75	78,013

		521,973
BUILDING MATERIALS — 0.59%
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	40	41,551
Standard Industries Inc./NJ
5.38%, 11/15/24 (Call 11/15/19)[a,b]	100	104,875
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 07/15/23 (Call 07/15/18)[b]	15	15,113
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	125	134,062
7.50%, 06/15/21	100	120,250

		415,851
CHEMICALS — 0.60%
Monsanto Co.
2.75%, 07/15/21	200	206,266
PolyOne Corp.
5.25%, 03/15/23[b]	100	104,078
RPM International Inc.
6.13%, 10/15/19	100	110,902

		421,246
COMMERCIAL SERVICES — 1.26%
ADT Corp. (The)
5.25%, 03/15/20	100	108,000
Ahern Rentals Inc.
7.38%, 05/15/23 (Call 05/15/18)[a]	40	28,200
Live Nation Entertainment Inc.
7.00%, 09/01/20 (Call 09/01/16)[a]	100	104,000
RR Donnelley & Sons Co.
6.00%, 04/01/24	100	94,000
Service Corp. International/U.S.
5.38%, 05/15/24 (Call 05/15/19)	35	37,363
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	200	200,024
Team Health Inc.
7.25%, 12/15/23 (Call 12/15/18)[a,b]	80	87,200
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	25	26,531
4.80%, 04/01/26 (Call 01/01/26)	40	44,279
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	150	158,296

		887,893
COMPUTERS — 1.59%
Apple Inc.
2.25%, 02/23/21 (Call 01/23/21)	95	97,986
2.85%, 02/23/23 (Call 12/23/22)	75	79,007

6

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2016

Security	Principal (000s)	Value
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19[a,b]	$50	$51,387
6.02%, 06/15/26 (Call 03/15/26)[a]	25	26,752
7.13%, 06/15/24 (Call 06/15/19)[a]	50	53,799
Everi Payments Inc.
10.00%, 01/15/22 (Call 01/15/18)	65	58,175
Hewlett Packard Enterprise Co.
2.85%, 10/05/18[a]	150	153,858
3.60%, 10/15/20 (Call 09/15/20)[a]	100	105,442
4.90%, 10/15/25 (Call 07/15/25)[a]	100	105,110
International Business Machines Corp.
7.63%, 10/15/18	250	284,484
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)[a,b]	95	106,994

		1,122,994
DISTRIBUTION & WHOLESALE — 0.15%
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a,b]	100	105,875

		105,875
DIVERSIFIED FINANCIAL SERVICES — 5.19%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
5.00%, 10/01/21[b]	150	163,125
Ally Financial Inc.
5.13%, 09/30/24	150	159,562
American Express Credit Corp.
2.25%, 08/15/19	200	204,264
2.25%, 05/05/21 (Call 04/04/21)[b]	100	101,868
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	250	252,930
Ford Motor Credit Co. LLC
1.72%, 12/06/17	250	250,203
5.00%, 05/15/18	450	475,697
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	200	207,296
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	35	38,300
4.00%, 10/15/23	150	164,136
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	40	41,776
4.25%, 06/01/24 (Call 03/01/24)	100	105,236
5.25%, 01/16/18	200	210,443
National Financial Partners Corp.
9.00%, 07/15/21 (Call 08/29/16)[a]	100	100,500
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	239,650
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 06/01/22 (Call 12/01/17)	50	42,000
Navient Corp.
5.00%, 10/26/20[b]	100	97,500
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a]	40	39,650
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	150	151,811
3.75%, 08/15/21 (Call 06/15/21)	200	210,173
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	100	103,964

Security	Principal (000s)	Value
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	$75	$79,287
3.15%, 12/14/25 (Call 09/14/25)	205	219,453

		3,658,824
ELECTRIC — 3.56%
AES Corp./VA
7.38%, 07/01/21 (Call 06/01/21)	200	227,000
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	100	103,625
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	50	54,997
Black Hills Corp.
2.50%, 01/11/19	45	45,479
3.95%, 01/15/26 (Call 07/15/25)	50	53,547
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	100	100,667
Dominion Resources Inc./VA
5.20%, 08/15/19	100	109,732
Series A
1.40%, 09/15/17	100	99,875
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	200	202,243
3.55%, 09/15/21 (Call 06/15/21)[b]	100	106,295
Dynegy Inc.
7.38%, 11/01/22 (Call 11/01/18)	100	98,000
Exelon Corp.
1.55%, 06/09/17	30	30,057
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[b]	100	102,487
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	100	103,019
Ohio Power Co.
Series M
5.38%, 10/01/21	100	115,628
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)[b]	100	102,277
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)	100	102,957
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	150	154,382
Public Service Electric & Gas Co.
2.00%, 08/15/19 (Call 07/15/19)	150	153,214
Southern Co. (The)
2.45%, 09/01/18	150	153,339
Southern Power Co.
1.85%, 12/01/17	100	100,642
4.15%, 12/01/25 (Call 09/01/25)	50	54,215
Talen Energy Supply LLC
4.63%, 07/15/19 (Call 08/29/16)[a]	100	94,750
6.50%, 06/01/25 (Call 06/01/20)	45	39,600

		2,508,027
ELECTRICAL COMPONENTS & EQUIPMENT — 0.21%
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)[a]	50	51,062
General Cable Corp.
5.75%, 10/01/22 (Call 10/01/17)[b]	100	94,000

		145,062

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2016

Security	Principal (000s)	Value
ELECTRONICS — 0.33%
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	$100	$101,506
Flextronics International Ltd.
4.75%, 06/15/25 (Call 03/15/25)	90	93,825
Fortive Corp.
1.80%, 06/15/19[a]	35	35,255

		230,586
ENTERTAINMENT — 0.51%
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)	100	105,762
International Game Technology PLC
6.50%, 02/15/25 (Call 08/15/24)[a,b]	200	211,000
Scientific Games International Inc.
10.00%, 12/01/22 (Call 12/01/18)	50	44,437

		361,199
ENVIRONMENTAL CONTROL — 0.23%
Waste Management Inc.
6.10%, 03/15/18	150	161,866

		161,866
FOOD — 3.23%
B&G Foods Inc.
4.63%, 06/01/21 (Call 08/29/16)[b]	100	102,750
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	79	82,365
JBS USA LLC/JBS USA Finance Inc.
5.88%, 07/15/24 (Call 07/15/19)[a,b]	100	99,500
JM Smucker Co. (The)
1.75%, 03/15/18	125	125,834
Kellogg Co.
3.25%, 04/01/26	50	52,198
Kraft Heinz Foods Co.
2.00%, 07/02/18[a]	250	253,628
2.25%, 06/05/17	100	100,899
2.80%, 07/02/20 (Call 06/02/20)[a]	250	261,013
3.00%, 06/01/26 (Call 03/01/26)[a]	150	153,533
3.95%, 07/15/25 (Call 04/15/25)[a]	100	110,139
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	150	153,283
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	150	153,419
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)[a,b]	100	101,250
Post Holdings Inc.
7.75%, 03/15/24 (Call 09/15/18)[a]	25	27,656
8.00%, 07/15/25 (Call 07/15/20)[a]	25	28,688
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	150	153,809
2.60%, 10/01/20 (Call 09/01/20)	190	196,480
3.30%, 07/15/26 (Call 04/15/26)[b]	55	57,951
3.75%, 10/01/25 (Call 07/01/25)	55	59,918

		2,274,313

Security	Principal (000s)	Value
FOOD SERVICE — 0.05%
Aramark Services Inc.
5.13%, 01/15/24 (Call 01/15/19)[a]	$35	$36,138

		36,138
FOREST PRODUCTS & PAPER — 0.14%
Clearwater Paper Corp.
5.38%, 02/01/25[a,b]	100	99,500

		99,500
GAS — 0.07%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24 (Call 03/20/24)	45	46,575

		46,575
HEALTH CARE — PRODUCTS — 2.87%
Abbott Laboratories
2.00%, 03/15/20	175	177,569
2.55%, 03/15/22	90	92,468
Becton Dickinson and Co.
1.80%, 12/15/17	150	151,052
Boston Scientific Corp.
2.85%, 05/15/20	25	25,881
3.38%, 05/15/22	150	158,847
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a]	50	42,625
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a]	50	45,500
Greatbatch Ltd.
9.13%, 11/01/23 (Call 11/01/18)[a]	45	46,012
Hill-Rom Holdings Inc.
5.75%, 09/01/23 (Call 09/01/18)[a,b]	85	88,719
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 08/29/16)	100	102,125
St. Jude Medical Inc.
2.00%, 09/15/18	35	35,428
Stryker Corp.
1.30%, 04/01/18	150	150,339
2.00%, 03/08/19	175	177,632
3.38%, 11/01/25 (Call 08/01/25)	65	69,078
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	165	170,077
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 08/29/16)	50	46,500
Zimmer Biomet Holdings Inc.
1.45%, 04/01/17	55	55,051
2.00%, 04/01/18	150	150,951
2.70%, 04/01/20 (Call 03/01/20)	230	234,888

		2,020,742
HEALTH CARE — SERVICES — 1.85%
Aetna Inc.
1.90%, 06/07/19	55	55,674
2.40%, 06/15/21 (Call 05/15/21)	225	228,767
3.20%, 06/15/26 (Call 03/15/26)	55	56,334
Anthem Inc.
2.30%, 07/15/18	100	101,415

8

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2016

Security	Principal (000s)	Value
Centene Corp.
5.63%, 02/15/21 (Call 02/15/18)	$30	$31,688
Fresenius Medical Care U.S. Finance II Inc.
5.63%, 07/31/19[a]	100	110,000
HCA Inc.
3.75%, 03/15/19	100	103,750
5.38%, 02/01/25	100	104,063
Humana Inc.
2.63%, 10/01/19	50	51,172
Laboratory Corp. of America Holdings
2.63%, 02/01/20	100	102,337
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	145	147,837
UnitedHealth Group Inc.
2.13%, 03/15/21	75	76,474
2.88%, 03/15/22 (Call 12/15/21)	100	104,794
3.10%, 03/15/26	25	26,541

		1,300,846
HOLDING COMPANIES — DIVERSIFIED — 0.15%
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[a]	100	104,500

		104,500
HOME BUILDERS — 0.39%
Brookfield Residential Properties Inc.
6.38%, 05/15/25 (Call 05/15/20)[a]	100	96,500
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	100	104,750
Shea Homes LP/Shea Homes Funding Corp.
5.88%, 04/01/23 (Call 04/01/18)[a,b]	45	45,675
6.13%, 04/01/25 (Call 04/01/20)[a]	25	25,515

		272,440
HOUSEHOLD PRODUCTS & WARES — 0.37%
ACCO Brands Corp.
6.75%, 04/30/20 (Call 04/30/17)[b]	100	105,500
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
6.88%, 02/15/21 (Call 08/29/16)	150	155,992

		261,492
HOUSEWARES — 0.29%
Newell Brands Inc.
2.15%, 10/15/18	150	151,576
RSI Home Products Inc.
6.50%, 03/15/23 (Call 03/15/18)[a,b]	50	52,375

		203,951
INSURANCE — 3.46%
Aflac Inc.
2.40%, 03/16/20[b]	300	309,154
Allstate Corp. (The) VRN, (3 mo. LIBOR US + 2.938%)
5.75%, 08/15/53 (Call 08/15/23)[b]	25	26,250
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	30	31,497
5.85%, 01/16/18	250	265,768

Security	Principal (000s)	Value
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	$100	$102,225
3.88%, 12/15/25 (Call 09/15/25)	40	42,680
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	150	167,156
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)[b]	25	25,886
3.13%, 03/15/26 (Call 12/15/25)	60	63,741
Chubb INA Holdings Inc.
3.35%, 05/15/24	75	80,535
CNO Financial Group Inc.
4.50%, 05/30/20	25	26,125
First American Financial Corp.
4.60%, 11/15/24	50	52,243
Genworth Holdings Inc.
7.63%, 09/24/21	100	84,002
Markel Corp.
3.63%, 03/30/23[b]	50	51,632
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	150	152,599
2.35%, 03/06/20 (Call 02/06/20)	200	203,515
3.75%, 03/14/26 (Call 12/14/25)[b]	100	107,108
MetLife Inc.
4.75%, 02/08/21	150	168,907
Radian Group Inc.
5.25%, 06/15/20[b]	100	103,750
Trinity Acquisition PLC
4.40%, 03/15/26 (Call 12/15/25)	100	105,024
Unum Group
3.00%, 05/15/21 (Call 04/15/21)	40	41,059
Willis Towers Watson PLC
5.75%, 03/15/21	100	113,254
XLIT Ltd.
5.75%, 10/01/21	100	114,710

		2,438,820
INTERNET — 1.89%
Alibaba Group Holding Ltd.
1.63%, 11/28/17	200	200,170
3.60%, 11/28/24 (Call 08/28/24)	200	208,708
Baidu Inc.
2.75%, 06/09/19	250	254,553
eBay Inc.
1.35%, 07/15/17	100	99,988
2.20%, 08/01/19 (Call 07/01/19)	100	101,534
2.50%, 03/09/18	100	101,768
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	100	105,311
Priceline Group Inc. (The)
3.60%, 06/01/26 (Call 03/01/26)	70	73,065
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	100	102,875
Zayo Group LLC/Zayo Capital Inc.
6.38%, 05/15/25 (Call 05/15/20)[b]	80	83,700

		1,331,672
IRON & STEEL — 0.27%
ArcelorMittal
10.85%, 06/01/19	75	88,125
U.S. Steel Corp.
7.38%, 04/01/20[b]	48	48,000
8.38%, 07/01/21 (Call 07/01/18)[a]	50	54,562

		190,687

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2016

Security	Principal (000s)	Value
LODGING — 0.14%
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)	$100	$102,490

		102,490
MACHINERY — 0.35%
Case New Holland Industrial Inc.
7.88%, 12/01/17[b]	50	53,688
Caterpillar Financial Services Corp.
2.00%, 03/05/20	150	152,819
Roper Technologies Inc.
3.85%, 12/15/25 (Call 09/15/25)	35	37,477

		243,984
MANUFACTURING — 0.94%
General Electric Co.
4.38%, 09/16/20	200	223,073
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	300	331,794
Tyco Electronics Group SA
6.55%, 10/01/17	100	105,982

		660,849
MEDIA — 2.92%
Altice U.S. Finance I Corp.
5.50%, 05/15/26 (Call 05/15/21)[a]	200	207,000
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)[a]	345	362,914
4.91%, 07/23/25 (Call 04/23/25)[a]	100	110,126
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)[b]	50	51,750
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	25	25,057
CSC Holdings LLC
5.25%, 06/01/24	300	285,567
DISH DBS Corp.
5.00%, 03/15/23	100	94,250
7.75%, 07/01/26[a]	100	103,687
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 04/15/17)[a]	50	51,563
SFR Group SA
6.00%, 05/15/22 (Call 05/15/17)[a]	200	195,000
Starz LLC/Starz Finance Corp.
5.00%, 09/15/19 (Call 08/29/16)	100	101,750
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	50	53,439
6.75%, 07/01/18	100	109,557
Time Warner Inc.
2.10%, 06/01/19	150	152,573
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/20)[a]	50	51,438
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 08/29/16)	100	104,125

		2,059,796

Security	Principal (000s)	Value
MINING — 0.82%
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)[b]	$100	$105,125
Aleris International Inc.
7.88%, 11/01/20 (Call 08/29/16)	42	38,858
Barrick Gold Corp.
4.10%, 05/01/23	30	32,270
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	150	129,007
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	150	155,529
Teck Resources Ltd.
4.75%, 01/15/22 (Call 10/15/21)	100	89,125
8.00%, 06/01/21 (Call 06/01/18)[a]	30	32,025

		581,939
OIL & GAS — 3.89%
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)	100	93,250
BP Capital Markets PLC
1.85%, 05/05/17	200	201,035
2.52%, 01/15/20	150	154,466
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (Call 11/01/24)	100	98,210
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	150	152,192
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	100	104,031
ConocoPhillips
5.75%, 02/01/19	150	164,192
Denbury Resources Inc.
9.00%, 05/15/21 (Call 12/15/18)[a]	50	50,000
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	100	68,750
Exxon Mobil Corp.
2.22%, 03/01/21 (Call 02/01/21)	55	56,767
2.73%, 03/01/23 (Call 01/01/23)	70	73,102
3.04%, 03/01/26 (Call 12/01/25)	50	53,066
Marathon Petroleum Corp.
2.70%, 12/14/18	100	102,049
3.40%, 12/15/20 (Call 11/15/20)[b]	95	98,138
Newfield Exploration Co.
5.63%, 07/01/24	50	49,375
5.75%, 01/30/22	50	49,750
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	85	87,327
3.40%, 04/15/26 (Call 01/15/26)	155	161,902
3.50%, 06/15/25 (Call 03/15/25)	60	63,391
Parsley Energy LLC/Parsley Finance Corp.
7.50%, 02/15/22 (Call 02/15/17)[a]	35	35,875
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	50	47,125
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)	50	33,625
Shell International Finance BV
1.38%, 05/10/19	100	99,907
2.13%, 05/11/20	40	40,647
4.30%, 09/22/19	250	270,924
Total Capital SA
2.13%, 08/10/18	250	254,298

10

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2016

Security	Principal (000s)	Value
Transocean Inc.
8.13%, 12/15/21	$50	$41,750
WPX Energy Inc.
7.50%, 08/01/20 (Call 07/01/20)	35	34,475

		2,739,619
OIL & GAS SERVICES — 0.22%
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	100	104,102
3.80%, 11/15/25 (Call 08/15/25)	50	51,509

		155,611
PACKAGING & CONTAINERS — 0.11%
Ball Corp.
4.00%, 11/15/23	50	50,750
PaperWorks Industries Inc.
9.50%, 08/15/19 (Call 08/29/16)[a]	30	28,425

		79,175
PHARMACEUTICALS — 2.57%
AbbVie Inc.
1.75%, 11/06/17	150	150,913
1.80%, 05/14/18	50	50,340
2.30%, 05/14/21 (Call 04/14/21)	55	55,982
2.50%, 05/14/20 (Call 04/14/20)	30	30,769
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	185	192,038
AmerisourceBergen Corp.
4.88%, 11/15/19	100	110,080
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	45	45,640
Cardinal Health Inc.
1.95%, 06/15/18	75	75,742
Express Scripts Holding Co.
3.30%, 02/25/21 (Call 01/25/21)	25	26,298
JLL/Delta Dutch Pledgeco BV 8.75% (9.50% PIK), 05/01/20
8.75%, 05/01/20 (Call 08/03/16)[a,b],c	50	51,000
McKesson Corp.
1.40%, 03/15/18	150	150,090
Mead Johnson Nutrition Co.
3.00%, 11/15/20	55	57,361
Novartis Capital Corp.
3.40%, 05/06/24	150	164,361
Pfizer Inc.
3.40%, 05/15/24[b]	100	109,829
6.20%, 03/15/19	250	281,205
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	46	49,230
Teva Pharmaceutical Finance Netherlands III BV
1.40%, 07/20/18	50	50,143
1.70%, 07/19/19	25	25,174
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	130	135,256

		1,811,451
PIPELINES — 2.14%
Boardwalk Pipelines LP
5.95%, 06/01/26 (Call 03/01/26)	80	83,502

Security	Principal (000s)	Value
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	$50	$49,823
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)	100	102,620
9.00%, 04/15/19	100	113,450
EnLink Midstream Partners LP
4.85%, 07/15/26 (Call 04/15/26)	100	97,615
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	50	51,959
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	100	101,520
Magellan Midstream Partners LP
5.00%, 03/01/26 (Call 12/01/25)	100	112,628
ONEOK Inc.
7.50%, 09/01/23 (Call 06/01/23)	100	109,500
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	100	101,060
PBF Logistics LP/PBF Logistics Finance Corp.
6.88%, 05/15/23 (Call 05/15/18)	35	35,000
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (Call 12/01/24)	100	102,094
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.13%, 10/15/21 (Call 10/15/16)	100	104,010
TransCanada PipeLines Ltd.
3.13%, 01/15/19	60	61,887
4.88%, 01/15/26 (Call 10/15/25)	80	90,893
Williams Partners LP
4.00%, 09/15/25 (Call 06/15/25)	200	190,510

		1,508,071
REAL ESTATE INVESTMENT TRUSTS — 3.30%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	100	103,054
3.38%, 10/15/26 (Call 07/15/26)[b]	90	92,738
3.40%, 02/15/19	100	104,564
3.50%, 01/31/23	100	104,927
5.90%, 11/01/21	100	117,265
Boston Properties LP
5.88%, 10/15/19 (Call 07/17/19)	100	111,825
Communications Sales & Leasing Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[a,b]	45	46,435
Crown Castle International Corp.
3.40%, 02/15/21 (Call 01/15/21)	100	105,192
4.88%, 04/15/22	100	110,972
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	200	206,699
DuPont Fabros Technology LP
5.63%, 06/15/23 (Call 06/15/18)[b]	30	31,387
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	250	253,074
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	200	213,621
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26 (Call 08/01/21)	30	31,537
Simon Property Group LP
2.50%, 09/01/20 (Call 06/01/20)	100	103,405
4.38%, 03/01/21 (Call 12/01/20)	150	166,356
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	200	210,400
Vereit Operating Partnership LP
4.88%, 06/01/26 (Call 03/01/26)	40	42,000

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2016

Security	Principal (000s)	Value
Welltower Inc.
5.25%, 01/15/22 (Call 10/15/21)	$150	$168,222

		2,323,673
RETAIL — 2.89%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[a]	100	103,000
Advance Auto Parts Inc.
5.75%, 05/01/20	200	223,264
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.00%, 05/20/22 (Call 05/20/17)[b]	100	105,375
AutoZone Inc.
2.50%, 04/15/21 (Call 03/15/21)	230	233,713
2.88%, 01/15/23 (Call 10/15/22)	150	153,572
CVS Health Corp.
4.13%, 05/15/21 (Call 02/15/21)	200	220,996
Home Depot Inc. (The)
3.35%, 09/15/25 (Call 06/15/25)	35	38,587
L Brands Inc.
6.63%, 04/01/21[b]	150	172,125
McDonald’s Corp.
3.63%, 05/20/21	100	108,353
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a]	100	103,875
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)[b]	60	63,641
Party City Holdings Inc.
6.13%, 08/15/23 (Call 08/15/18)[a]	45	47,363
QVC Inc.
3.13%, 04/01/19	250	255,240
Rite Aid Corp.
6.75%, 06/15/21 (Call 08/29/16)	100	105,125
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)[b]	50	52,125
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)[b]	50	50,125

		2,036,479
SEMICONDUCTORS — 0.33%
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	50	51,754
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[a]	100	89,500
QUALCOMM Inc.
3.00%, 05/20/22	85	89,580

		230,834
SOFTWARE — 1.27%
Autodesk Inc.
3.13%, 06/15/20 (Call 05/15/20)	30	30,694
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 08/29/16)[a]	50	40,750
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	30	31,745
Fidelity National Information Services Inc.
2.00%, 04/15/18	200	201,129
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a]	95	95,712
6.75%, 11/01/20 (Call 08/29/16)[a]	100	104,250
7.00%, 12/01/23 (Call 12/01/18)[a,b]	80	82,300

Security	Principal (000s)	Value
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	$100	$108,686
Oracle Corp.
1.90%, 09/15/21 (Call 08/01/21)	200	200,746

		896,012
TELECOMMUNICATIONS — 5.15%
AT&T Inc.
1.70%, 06/01/17[b]	350	351,543
2.80%, 02/17/21 (Call 01/17/21)	100	103,350
3.00%, 06/30/22 (Call 04/30/22)	50	51,680
3.40%, 05/15/25 (Call 02/15/25)	200	206,916
3.90%, 03/11/24 (Call 12/11/23)	150	161,332
5.80%, 02/15/19	100	110,700
5.88%, 10/01/19	300	339,845
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	100	107,580
CenturyLink Inc.
6.45%, 06/15/21	150	160,125
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 08/29/16)[b]	50	51,813
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)	100	87,699
8.50%, 04/15/20[b]	100	107,600
Harris Corp.
2.00%, 04/27/18	45	45,181
Hughes Satellite Systems Corp.
5.25%, 08/01/26[a]	35	34,913
6.63%, 08/01/26[a]	80	79,400
Intelsat Jackson Holdings SA
7.25%, 10/15/20 (Call 08/29/16)	100	72,750
Juniper Networks Inc.
3.30%, 06/15/20 (Call 05/15/20)	30	30,828
Motorola Solutions Inc.
3.50%, 03/01/23	150	147,320
Plantronics Inc.
5.50%, 05/31/23 (Call 05/15/18)[a]	50	50,625
Qwest Corp.
6.75%, 12/01/21	100	109,750
Sprint Communications Inc.
9.00%, 11/15/18[a]	100	108,375
Sprint Corp.
7.88%, 09/15/23	125	114,141
T-Mobile USA Inc.
6.50%, 01/15/26 (Call 01/15/21)[b]	45	48,735
6.63%, 04/01/23 (Call 04/01/18)[b]	150	160,995
6.73%, 04/28/22 (Call 04/28/17)	100	104,750
Verizon Communications Inc.
1.38%, 08/15/19	40	40,078
3.50%, 11/01/21	100	107,950
3.50%, 11/01/24 (Call 08/01/24)[b]	100	107,668
4.50%, 09/15/20	100	111,095
5.15%, 09/15/23	100	117,695
Vodafone Group PLC
1.63%, 03/20/17	150	150,427
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)	50	43,250

		3,626,109

12

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2016

Security	Principal (000s)	Value
TRANSPORTATION — 0.07%
OPE KAG Finance Sub Inc.
7.88%, 07/31/23 (Call 07/31/18)[a]	$35	$35,438
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[a]	15	14,850

		50,288

TOTAL CORPORATE BONDS & NOTES
(Cost: $56,157,341)		57,056,738

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 44.72%

MORTGAGE-BACKED SECURITIES — 44.72%
Federal Home Loan Mortgage Corp.
2.50%, 08/01/31[d]	675	699,785
2.50%, 08/01/46[d]	25	25,323
3.00%, 08/01/31[d]	825	866,250
3.00%, 08/01/46[d]	1,425	1,481,555
3.50%, 08/01/31[d]	450	476,859
3.50%, 01/01/46	1,103	1,164,888
3.50%, 02/01/46	32	33,411
3.50%, 03/01/46	695	733,049
3.50%, 08/01/46[d]	401	423,180
4.00%, 08/01/31[d]	25	25,863
4.00%, 11/01/45	438	468,410
4.00%, 04/01/46	342	370,812
4.00%, 08/01/46[d]	636	680,818
4.50%, 08/01/31[d]	25	25,656
4.50%, 08/01/46[d]	575	626,660
5.00%, 08/01/46[d]	350	385,328
Federal National Mortgage Association
2.50%, 08/01/31[d]	1,045	1,082,718
2.50%, 08/01/46[d]	75	76,113
3.00%, 02/01/31	1,051	1,103,182
3.00%, 08/01/31[d]	9	9,443
3.00%, 08/01/46[d]	2,275	2,367,066
3.50%, 08/01/31[d]	554	586,894
3.50%, 11/01/45	195	206,308
3.50%, 02/01/46	772	815,187
3.50%, 08/01/46[d]	2,264	2,390,996
4.00%, 08/01/31[d]	325	336,832
4.00%, 09/01/45	175	187,117
4.00%, 01/01/46	1,053	1,128,860
4.00%, 02/01/46	93	99,855
4.00%, 03/01/46	371	398,379
4.00%, 08/01/46[d]	588	630,354
4.50%, 08/01/31[d]	125	128,027
4.50%, 08/01/46[d]	975	1,063,207
5.00%, 08/01/31[d]	25	25,590
5.00%, 08/01/46[d]	500	553,438
5.50%, 08/01/46[d]	1,025	1,149,922
Government National Mortgage Association
2.50%, 08/01/46[d]	25	25,637
3.00%, 08/01/46[d]	2,025	2,126,539
3.50%, 03/20/46	276	294,125
3.50%, 08/01/46[d]	2,968	3,154,490
4.00%, 01/20/46	130	139,282
4.00%, 03/20/46	278	297,385
4.00%, 08/01/46[d]	1,094	1,170,156
4.50%, 11/20/45	48	51,717

Security	Principal or Shares (000s)	Value
4.50%, 08/01/46[d]	$745	$803,272
5.00%, 08/01/46[d]	575	621,180

		31,511,118

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $31,408,608)		31,511,118

SHORT-TERM INVESTMENTS — 16.93%

MONEY MARKET FUNDS — 16.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[e,f,g]	5,516	5,516,203
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[e,f,g]	1,188	1,188,277
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,f]	5,222	5,222,073

		11,926,553

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,926,553)		11,926,553

TOTAL INVESTMENTS IN SECURITIES — 142.63%
(Cost: $99,492,502)[h]		100,494,409
Other Assets, Less Liabilities — (42.63)%		(30,033,851)

NET ASSETS — 100.00%		$70,460,558

VRN	— Variable Rate Note

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan.
[c]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[d]	To-be-announced (TBA).
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $99,492,536. Net unrealized appreciation was $1,001,873, of which $1,238,598 represented gross unrealized appreciation on securities and $236,725 represented gross unrealized depreciation on securities.

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

July 31, 2016

Schedule 1 — Futures Contracts

Futures contracts outstanding as of July 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note	2	Sep. 2016	Chicago Board of Trade	$435,718	$438,000	$2,282
5-Year U.S. Treasury Note	(6)	Sep. 2016	Chicago Board of Trade	(729,563)	(732,094)	(2,531)
10-Year U.S. Treasury Note	(1)	Sep. 2016	Chicago Board of Trade	(131,952)	(133,047)	(1,095)
Ultra Long U.S. Treasury Bond	(14)	Sep. 2016	Chicago Board of Trade	(2,509,947)	(2,667,438)	(157,491)
U.S. Treasury Long Bond	(1)	Sep. 2016	Chicago Board of Trade	(162,954)	(174,438)	(11,484)

				Net unrealized depreciation		$(170,319)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$57,056,738	$—	$57,056,738
U.S. government & agency obligations	—	31,511,118	—	31,511,118
Money market funds	11,926,553	—	—	11,926,553

Total	$11,926,553	$88,567,856	$—	$100,494,409

Derivative financial instruments[a]:
Assets:
Futures contracts	$2,282	$—	$—	$2,282
Liabilities:
Futures contracts	(172,601)	—	—	(172,601)

Total	$(170,319)	$—	$—	$(170,319)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

14

Schedule of Investments (Unaudited)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

July 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 95.02%

EXCHANGE-TRADED FUNDS — 95.02%
iShares 10+ Year Credit Bond ETF[a]	124,896	$8,003,336

		8,003,336

TOTAL INVESTMENT COMPANIES
(Cost: $7,257,212)		8,003,336

SHORT-TERM INVESTMENTS — 0.69%

MONEY MARKET FUNDS — 0.69%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,c]	58,545	58,545

		58,545

TOTAL SHORT-TERM INVESTMENTS
(Cost: $58,545)		58,545

TOTAL INVESTMENTS IN SECURITIES — 95.71%
(Cost: $7,315,757)[d]		8,061,881
Other Assets, Less Liabilities — 4.29%		360,962

NET ASSETS — 100.00%		$8,422,843

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $7,316,557. Net unrealized appreciation was $745,324, of which $746,124 represented gross unrealized appreciation on securities and $800 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares 10+ Year Credit Bond ETF	134,996	22,692	(32,792)	124,896	$8,003,336	$224,376	$(22,968)

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

July 31, 2016

Schedule 2 — Swaps Contracts

Centrally cleared short interest rate swaps outstanding as of July 31, 2016 were as follows:

Fixed rate[a]	Floating rate	Clearinghouse	Expiration date	Notional amount	Value	Premiums paid (received)	Unrealized appreciation (depreciation)
0.96%	3-month LIBOR	Chicago Mercantile	07/24/2017	$(85,000)	$(124)	$(119)	$(5)
1.81%	3-month LIBOR	Chicago Mercantile	07/24/2020	(300,000)	(9,534)	(5,379)	(4,155)
2.43%	3-month LIBOR	Chicago Mercantile	07/24/2025	(1,525,000)	(146,232)	(83,770)	(62,462)
2.44%	3-month LIBOR	Chicago Mercantile	10/02/2035	(2,700,000)	(360,464)	(96,765)	(263,699)
2.87%	3-month LIBOR	Chicago Mercantile	07/24/2045	(1,500,000)	(403,971)	(86,239)	(317,732)

				Net unrealized depreciation			$(648,053)

[a]	Fund pays the fixed rate and receives the floating rate.

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Exchange-Traded Funds	$8,003,336	$—	$—	$8,003,336
Money market funds	58,545	—	—	58,545

Total	$8,061,881	$—	$—	$8,061,881

Derivative financial instruments[a]:
Liabilities:
Centrally cleared interest rate swaps	$—	$(648,053)	$—	$(648,053)

Total	$—	$(648,053)	$—	$(648,053)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

16

Schedule of Investments (Unaudited)

iSHARES® INTEREST RATE HEDGED CORPORATE BOND ETF

July 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 95.65%

EXCHANGE-TRADED FUNDS — 95.65%
iShares iBoxx $ Investment Grade Corporate Bond ETF[a]	249,608	$30,948,896

		30,948,896

TOTAL INVESTMENT COMPANIES
(Cost: $29,567,612)		30,948,896

SHORT-TERM INVESTMENTS — 1.97%

MONEY MARKET FUNDS — 1.97%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,c]	636,583	636,583

		636,583

TOTAL SHORT-TERM INVESTMENTS
(Cost: $636,583)		636,583

TOTAL INVESTMENTS IN SECURITIES — 97.62%
(Cost: $30,204,195)[d]		31,585,479
Other Assets, Less Liabilities — 2.38%		770,370

NET ASSETS — 100.00%		$32,355,849

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $30,215,855. Net unrealized appreciation was $1,369,624, of which $1,381,284 represented gross unrealized appreciation on securities and $11,660 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares iBoxx $ Investment Grade Corporate Bond ETF	151,666	375,544	(277,602)	249,608	$30,948,896	$771,885	$965,745

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED CORPORATE BOND ETF

July 31, 2016

Schedule 2 — Swaps Contracts

Centrally cleared short interest rate swaps outstanding as of July 31, 2016 were as follows:

Fixed rate [a]	Floating rate	Clearinghouse	Expiration date	Notional amount	Value	Premiums paid (received)	Unrealized appreciation (depreciation)
0.90%	3-month LIBOR	Chicago Mercantile	09/18/2017	$(5,300,000)	$(3,908)	$(3,878)	$(30)
1.64%	3-month LIBOR	Chicago Mercantile	09/18/2020	(11,000,000)	(281,253)	(181,101)	(100,152)
2.30%	3-month LIBOR	Chicago Mercantile	09/18/2025	(8,600,000)	(735,219)	(396,603)	(338,616)
2.71%	3-month LIBOR	Chicago Mercantile	09/18/2035	(5,320,000)	(951,703)	(478,073)	(473,630)
2.81%	3-month LIBOR	Chicago Mercantile	09/18/2045	(1,210,000)	(308,726)	(169,731)	(138,995)

					Net unrealized depreciation		$(1,051,423)

[a]	Fund pays the fixed rate and receives the floating rate.

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Exchange-Traded Funds	$30,948,896	$—	$—	$30,948,896
Money market funds	636,583	—	—	636,583

Total	$31,585,479	$—	$—	$31,585,479

Derivative financial instruments[a]:
Liabilities:
Centrally cleared interest rate swaps	$—	$(1,051,423)	$—	$(1,051,423)

Total	$—	$(1,051,423)	$—	$(1,051,423)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

18

Schedule of Investments (Unaudited)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

July 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 96.07%

EXCHANGE-TRADED FUNDS — 96.07%
iShares J.P. Morgan USD Emerging Markets Bond ETF[a]	20,552	$2,387,937

		2,387,937

TOTAL INVESTMENT COMPANIES
(Cost: $2,253,938)		2,387,937

SHORT-TERM INVESTMENTS — 2.13%

MONEY MARKET FUNDS — 2.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,c]	52,885	52,885

		52,885

TOTAL SHORT-TERM INVESTMENTS
(Cost: $52,885)		52,885

TOTAL INVESTMENTS IN SECURITIES — 98.20%
(Cost: $2,306,823)[d]		2,440,822
Other Assets, Less Liabilities — 1.80%		44,632

NET ASSETS — 100.00%		$2,485,454

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,306,823. Net unrealized appreciation was $133,999, of which $133,999 represented gross unrealized appreciation on securities and $ — represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares J.P. Morgan USD Emerging Markets Bond ETF	21,302	—	(750)	20,552	$2,387,937	$85,626	$(1,884)

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

July 31, 2016

Schedule 2 — Swaps Contracts

Centrally cleared short interest rate swaps outstanding as of July 31, 2016 were as follows:

Fixed rate[a]	Floating rate	Clearinghouse	Expiration date	Notional amount	Value	Premiums paid (received)	Unrealized appreciation (depreciation)
0.96%	3-month LIBOR	Chicago Mercantile	07/24/2017	$(500,000)	$(729)	$(465)	$(264)
1.81%	3-month LIBOR	Chicago Mercantile	07/24/2020	(1,400,000)	(44,493)	(11,364)	(33,129)
2.43%	3-month LIBOR	Chicago Mercantile	07/24/2025	(900,000)	(86,301)	(22,625)	(63,676)
2.87%	3-month LIBOR	Chicago Mercantile	07/24/2045	(90,000)	(24,238)	(1,852)	(22,386)

					Net unrealized depreciation		$(119,455)

[a]	Fund pays the fixed rate and receives the floating rate.

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Exchange-Traded Funds	$2,387,937	$—	$—	$2,387,937
Money market funds	52,885	—	—	52,885

Total	$2,440,822	$—	$—	$2,440,822

Derivative financial instruments[a]:
Liabilities:
Centrally cleared interest rate swaps	$—	$(119,455)	$—	$(119,455)

Total	$—	$(119,455)	$—	$(119,455)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

20

Schedule of Investments (Unaudited)

iSHARES® INTEREST RATE HEDGED HIGH YIELD BOND ETF

July 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 97.38%

EXCHANGE-TRADED FUNDS — 97.38%
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	342,746	$29,273,936

		29,273,936

TOTAL INVESTMENT COMPANIES
(Cost: $32,235,364)		29,273,936

SHORT-TERM INVESTMENTS — 31.16%

MONEY MARKET FUNDS — 31.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	8,390,257	8,390,257
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	463,599	463,599
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	513,809	513,809

		9,367,665

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,367,665)		9,367,665

TOTAL INVESTMENTS IN SECURITIES — 128.54%
(Cost: $41,603,029)[f]		38,641,601
Other Assets, Less Liabilities — (28.54)%		(8,578,776)

NET ASSETS — 100.00%		$30,062,825

[a]	Affiliated issuer. See Schedule 1.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $41,674,705. Net unrealized depreciation was $3,033,104, of which $ — represented gross unrealized appreciation on securities and $3,033,104 represented gross unrealized depreciation on securities.

21

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED HIGH YIELD BOND ETF

July 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares iBoxx $ High Yield Corporate Bond ETF	551,870	50,170	(259,294)	342,746	$29,273,936	$1,585,008	$(2,404,768)

Schedule 2 — Swaps Contracts

Centrally cleared short interest rate swaps outstanding as of July 31, 2016 were as follows:

Fixed rate[a]	Floating rate	Clearinghouse	Expiration date	Notional amount	Value	Premiums paid (received)	Unrealized appreciation (depreciation)
0.90%	3-month LIBOR	Chicago Mercantile	09/18/2017	$(14,410,000)	$(10,625)	$(2,127)	$(8,498)
1.64%	3-month LIBOR	Chicago Mercantile	09/18/2020	(15,100,000)	(386,084)	(40,562)	(345,522)
2.30%	3-month LIBOR	Chicago Mercantile	09/18/2025	(4,100,000)	(350,512)	(66,214)	(284,298)

					Net unrealized depreciation		$(638,318)

[a]	Fund pays the fixed rate and receives the floating rate.

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Exchange-Traded Funds	$29,273,936	$—	$—	$29,273,936
Money market funds	9,367,665	—	—	9,367,665

Total	$38,641,601	$—	$—	$38,641,601

Derivative financial instruments[a]:
Liabilities:
Centrally cleared interest rate swaps	$—	$(638,318)	$—	$(638,318)

Total	$—	$(638,318)	$—	$(638,318)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

22

Schedule of Investments (Unaudited)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2016

Security	Principal (000s)	Value
ASSET-BACKED SECURITIES — 38.78%
ACAS CLO Ltd.
Series 2012-1AR, Class A1R FRN, (3 mo. LIBOR US + 1.250%)
1.90%, 09/20/23 (Call 09/20/16)[a]	$5,473	$5,467,246
Ally Auto Receivables Trust
Series 2014-1, Class A3
0.97%, 10/15/18 (Call 01/15/18)	5,123	5,123,227
American Credit Acceptance Receivables Trust
Series 2014-4, Class A
1.33%, 07/10/18 (Call 10/10/17)[a]	0	463
American Express Credit Account Master Trust
Series 2013-1, Class A FRN, (1 mo. LIBOR + 0.420%)
0.90%, 02/16/21	5,000	5,015,502
Series 2014-1, Class A FRN, (1 mo. LIBOR + 0.370%)
0.85%, 12/15/21	5,000	5,002,798
AmeriCredit Automobile Receivables Trust
Series 2012-3, Class D
3.03%, 07/09/18 (Call 11/08/16)	1,700	1,705,985
Series 2013-1, Class D
2.09%, 02/08/19 (Call 06/08/17)	2,500	2,505,669
Series 2016-1, Class A2B FRN, (1 mo. LIBOR US + 0.750%)
1.22%, 06/10/19 (Call 11/08/19)	9,100	9,115,098
Series 2016-2, Class A2B FRN, (1 mo. LIBOR US + 0.700%)
1.17%, 10/08/19 (Call 01/08/20)	9,080	9,094,259
AMMC CLO 15 Ltd.
Series 2014-15A, Class AX FRN, (3 mo. LIBOR US + 1.300%)
1.96%, 12/09/26 (Call 12/09/16)[a]	2,500	2,492,140
Apidos CLO XII
Series 2013-12A, Class A FRN, (3 mo. LIBOR US + 1.100%)
1.78%, 04/15/25[a]	8,000	7,914,400
ARES CLO Ltd.
Series 2012-2A, Class AR FRN, (3 mo. LIBOR US + 1.290%)
1.96%, 10/12/23 (Call 10/12/16)[a]	2,000	1,993,845
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (Call 06/15/17)[a]	215	214,831
BA Credit Card Trust
Series 2016-A1, Class A FRN, (1 mo. LIBOR + 0.390%)
0.87%, 10/15/21	8,250	8,259,535
BlueMountain CLO Ltd.
Series 2012-1A, Class A FRN, (3 mo. LIBOR US + 1.320%)
2.02%, 07/20/23 (Call 10/20/16)[a]	15,000	14,969,718
Series 2013-4A, Class A FRN, (3 mo. LIBOR US + 1.500%)
2.18%, 04/15/25 (Call 10/15/16)[a]	6,100	6,100,000
Cabela’s Credit Card Master Note Trust
Series 2012-1A, Class A1
1.63%, 02/18/20[a]	10,000	10,025,408

Security	Principal (000s)	Value
Series 2014-2, Class A FRN, (1 mo. LIBOR + 0.450%)
0.93%, 07/15/22	$3,500	$3,467,970
Capital One Multi-Asset Execution Trust
Series 2016-A1, Class A1 FRN, (1 mo. LIBOR + 0.450%)
0.93%, 02/15/22	28,000	28,067,869
Chase Issuance Trust
Series 2013-A6, Class A6 FRN, (1 mo. LIBOR + 0.420%)
0.90%, 07/15/20	9,103	9,131,673
Series 2013-A9, Class A FRN, (1 mo. LIBOR + 0.420%)
0.90%, 11/16/20	11,815	11,842,291
Series 2014-A5, Class A5 FRN, (1 mo. LIBOR + 0.370%)
0.85%, 04/15/21	2,000	1,999,505
Series 2016-A1, Class A FRN, (1 mo. LIBOR + 0.410%)
0.89%, 05/17/21	28,750	28,791,187
Chesapeake Funding II LLC
Series 2016-1A, Class A2 FRN, (1 mo. LIBOR US + 1.150%)
1.63%, 03/15/28[a]	20,000	20,096,386
Series 2016-2A, Class A2 FRN, (1 mo. LIBOR US + 1.000%)
1.45%, 06/15/28[a]	13,960	13,980,605
Chesapeake Funding LLC Series 2014-1A, Class A FRN, (1 mo. LIBOR + 0.420%)
0.89%, 03/07/26[a]	8,340	8,314,396
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class A4
1.27%, 03/15/19 (Call 10/15/17)[a]	1,250	1,250,860
Series 2014-BA, Class A3
1.27%, 05/15/19 (Call 07/15/18)[a]	5,789	5,791,585
CIFC Funding Ltd.
Series 2012-2A, Class A1R FRN, (3 mo. LIBOR US + 1.350%)
2.03%, 12/05/24 (Call 09/05/16)[a]	1,500	1,496,941
Citibank Credit Card Issuance Trust
Series 2013-A4, Class A4 FRN, (1 mo. LIBOR + 0.420%)
0.91%, 07/24/20	2,000	2,006,582
CNH Equipment Trust
Series 2016-A, Class A2B FRN, (1 mo. LIBOR US + 0.520%)
1.00%, 07/15/19 (Call 01/15/20)	12,000	12,011,867
CNH Wholesale Master Note Trust
Series 2013-2A, Class B FRN, (1 mo. LIBOR + 0.900%)
1.38%, 08/15/19[a]	300	299,960
Cornerstone CLO Ltd.
Series 2007-1A, Class A1S FRN, (3 mo. LIBOR US + 0.220%)
0.90%, 07/15/21 (Call 10/15/16)[a]	7	7,430
Credit Acceptance Auto Loan Trust
Series 2013-2A, Class A
1.50%, 04/15/21[a]	33	33,418
Series 2015-1A, Class A
2.00%, 07/15/22[a]	2,315	2,319,734

23

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Discover Card Execution Note Trust
Series 2013-A6, Class A6 FRN, (1 mo. LIBOR + 0.450%)
0.93%, 04/15/21	$5,420	$5,436,980
Series 2014-A1, Class A1 FRN, (1 mo. LIBOR + 0.430%)
0.91%, 07/15/21	1,090	1,092,183
Series 2014-A5, Class A
1.39%, 04/15/20	11,470	11,515,315
Series 2016-A2, Class A2 FRN, (1 mo. LIBOR + 0.540%)
1.02%, 09/15/21	19,695	19,787,450
Drive Auto Receivables Trust
Series 2015-DA, Class A2B FRN, (1 mo. LIBOR US + 0.870%)
1.35%, 06/15/18 (Call 10/15/18)[a]	1,201	1,201,274
Series 2016-BA, Class A3
1.67%, 07/15/19 (Call 01/15/20)[a]	6,740	6,742,899
Dryden XXII Senior Loan Fund
Series 2011-22A, Class A1R FRN, (3 mo. LIBOR US + 1.170%)
1.85%, 01/15/22 (Call 10/15/16)[a]	1,207	1,202,562
Dryden XXV Senior Loan Fund
Series 2012-25A, Class A FRN, (3 mo. LIBOR US + 1.380%)
2.01%, 01/15/25 (Call 10/15/16)[a]	9,000	8,966,139
Eastland CLO Ltd.
Series 2007-1A, Class A2A FRN, (3 mo. LIBOR US + 0.230%)
0.87%, 05/01/22 (Call 08/01/16)[a]	17,664	17,514,784
Flatiron CLO Ltd.
Series 2011-1A, Class A FRN, (3 mo. LIBOR US + 1.550%)
2.23%, 01/15/23[a]	5,989	5,995,000
Ford Credit Auto Owner Trust
Series 2012-B, Class D
2.93%, 10/15/18 (Call 08/15/16)	1,790	1,791,476
Series 2014-B, Class A3
0.90%, 10/15/18 (Call 04/15/18)	3,969	3,969,311
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class A
1.92%, 01/15/19	7,200	7,228,657
Series 2014-1, Class A1
1.20%, 02/15/19	17,375	17,381,434
Series 2014-1, Class A2 FRN, (1 mo. LIBOR + 0.400%)
0.88%, 02/15/19	6,110	6,112,850
Series 2014-4, Class A2 FRN, (1 mo. LIBOR + 0.350%)
0.83%, 08/15/19	3,000	2,997,878
Series 2015-1, Class A2 FRN, (1 mo. LIBOR + 0.400%)
0.88%, 01/15/20	18,340	18,327,257
Series 2015-4, Class A2
1.08%, 08/15/20[b]	5,485	5,493,149
Series 2016-3, Class A2 FRN, (1 mo. LIBOR + 0.620%)
1.00%, 07/15/21	10,000	10,000,236
Ford Credit Floorplan Master Owner Trust A
Series 2012-2, Class D
3.50%, 01/15/19	1,885	1,900,308
Series 2013-5, Class A1
1.50%, 09/15/18	11,911	11,917,950

Security	Principal (000s)	Value
Series 2014-2, Class A FRN, (1 mo. LIBOR + 0.500%)
0.98%, 02/15/21	$11,000	$10,978,237
Fraser Sullivan CLO VII Ltd.
Series 2012-7A, Class A1R FRN, (3 mo. LIBOR US + 1.075%)
1.77%, 04/20/23 (Call 10/20/16)[a]	2,951	2,936,125
Galaxy XV CLO Ltd.
Series 2013-15A, Class A FRN, (3 mo. LIBOR US + 1.250%)
1.93%, 04/15/25 (Call 10/15/16)[a]	3,000	2,955,000
Golden Credit Card Trust
Series 2015-1A, Class A FRN, (1 mo. LIBOR + 0.440%)
0.92%, 02/15/20[a]	3,700	3,693,771
GoldenTree Loan Opportunities VII Ltd.
Series 2013-7A, Class A FRN, (3 mo. LIBOR US + 1.150%)
1.86%, 04/25/25[a]	22,535	22,398,377
Highbridge Loan Management Ltd.
Series 2012-1AR, Class A1R FRN, (3 mo. LIBOR US + 1.250%)
1.90%, 09/20/22[a]	1,713	1,708,041
Honda Auto Receivables Owner Trust
Series 2014-2, Class A3
0.77%, 03/19/18 (Call 08/18/17)	3,004	3,002,701
Series 2014-4, Class A3
0.99%, 09/17/18 (Call 01/15/18)	4,980	4,981,459
Series 2016-1, Class A3
1.22%, 12/18/19 (Call 02/18/19)	8,500	8,508,203
Series 2016-2, Class A3
1.39%, 04/15/20 (Call 05/15/19)	11,570	11,624,394
ING IM CLO Ltd.
Series 2012-1RA, Class A1R FRN, (3 mo. LIBOR + 1.200%)
1.86%, 03/14/22[a]	2,880	2,873,443
Invitation Homes Trust
Series 2013-SFR1, Class A FRN, (1 mo. LIBOR + 1.150%)
1.63%, 12/17/30[a]	1,928	1,922,526
John Deere Owner Trust
Series 2015-B, Class A2
0.98%, 06/15/18 (Call 11/15/18)	11,986	11,984,224
LCM X LP
Series 10AR, Class AR FRN, (3 mo. LIBOR US + 1.260%)
1.89%, 04/15/22[a]	1,228	1,225,138
LCM XII LP
Series 12A, Class AR FRN, (3 mo. LIBOR US + 1.260%)
1.89%, 10/19/22[a]	5,000	4,981,176
Mercedes Benz Auto Receivables Trust
Series 2015-1, Class A2A
0.82%, 06/15/18 (Call 06/15/19)	1,225	1,224,745
Mercedes-Benz Master Owner Trust
Series 2016-BA, Class A FRN, (1 mo. LIBOR + 0.700%)
1.18%, 05/17/21[a]	11,375	11,423,376
Navient Private Education Loan Trust
Series 2014-AA, Class A1 FRN, (1 mo. LIBOR US + 0.480%)
0.96%, 05/16/22[a]	82	82,059

24

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Series 2014-CT, Class A FRN, (1 mo. LIBOR US + 0.700%)
1.18%, 09/16/24[a]	$3,101	$3,083,801
Series 2016-AA, Class A1 FRN, (1 mo. LIBOR US + 1.100%)
1.58%, 12/15/25[a]	8,400	8,427,385
Navient Student Loan Trust
Series 2015-2, Class A2 FRN, (1 mo. LIBOR US + 0.420%)
0.91%, 08/27/29 (Call 10/25/24)	4,465	4,445,938
Nissan Auto Receivables Owner Trust
Series 2016-A, Class A2B FRN, (1 mo. LIBOR US + 0.350%)
0.83%, 02/15/19 (Call 02/15/20)	2,000	2,002,234
Nissan Master Owner Trust Receivables
Series 2016-A, Class A1 FRN, (1 mo. LIBOR + 0.640%)
1.12%, 06/15/21	18,500	18,500,424
OneMain Financial Issuance Trust
Series 2014-2A, Class A
2.47%, 09/18/24 (Call 08/18/16)[a]	3,421	3,431,775
Palmer Square CLO Ltd.
Series 2014-1A, Class A1 FRN, (3 mo. LIBOR US + 1.270%)
1.95%, 10/17/22 (Call 10/17/16)[a]	2,307	2,307,162
PFS Financing Corp.
Series 2014-AA, Class A FRN, (1 mo. LIBOR + 0.600%)
1.08%, 02/15/19[a]	1,000	998,883
Series 2014-AA, Class B FRN, (1 mo. LIBOR + 0.950%)
1.43%, 02/15/19[a]	1,100	1,095,099
Series 2014-BA, Class A FRN, (1 mo. LIBOR + 0.600%)
1.08%, 10/15/19[a]	1,915	1,905,729
Series 2016-A, Class A FRN, (1 mo. LIBOR + 1.200%)
1.68%, 02/18/20[a]	12,000	12,021,985
Santander Drive Auto Receivables Trust
Series 2012-2, Class D
3.87%, 02/15/18 (Call 08/15/16)	1,262	1,263,420
Series 2012-2A, Class E
5.95%, 04/15/19 (Call 08/15/16)[a]	3,695	3,702,330
Series 2012-AA, Class C
1.78%, 11/15/18 (Call 06/15/17)[a]	627	627,916
Series 2012-AA, Class D
2.46%, 12/17/18 (Call 06/15/17)[a]	2,500	2,517,712
Series 2013-1, Class C
1.76%, 01/15/19[b]	1,302	1,303,989
Series 2013-5, Class B
1.55%, 10/15/18 (Call 02/15/18)	136	136,439
Series 2014-3, Class B
1.45%, 05/15/19 (Call 05/15/18)	569	569,388
Series 2016-1, Class A2B FRN, (1 mo. LIBOR US + 0.780%)
1.26%, 07/15/19 (Call 03/15/20)	11,524	11,541,155
Series 2016-2, Class A2B FRN, (1 mo. LIBOR US + 0.650%)
1.13%, 07/15/19 (Call 06/15/20)	25,000	25,011,353
Silver Bay Realty Trust
Series 2014-1, Class A
1.48%, 09/17/31[a,b]	987	975,073

Security	Principal (000s)	Value
SLM Private Credit Student Loan Trust
Series 2004-B, Class A2 FRN, (3 mo. LIBOR US + 0.200%)
0.85%, 06/15/21	$796	$793,515
Series 2005-A, Class A3 FRN, (3 mo. LIBOR US + 0.200%)
0.85%, 06/15/23	2,092	2,015,295
Series 2006-A, Class A4 FRN, (3 mo. LIBOR US + 0.190%)
0.84%, 12/15/23	558	551,432
SLM Private Education Loan Trust
Series 2011-C, Class A2A FRN, (1 mo. LIBOR US + 3.250%)
3.73%, 10/17/44[a]	1,743	1,811,002
Series 2012-A, Class A1 FRN, (1 mo. LIBOR US + 1.400%)
1.88%, 08/15/25[a]	260	260,515
Series 2012-B, Class A2
3.48%, 10/15/30[a]	915	931,348
Series 2012-C, Class A1 FRN, (1 mo. LIBOR US + 1.100%)
1.58%, 08/15/23[a]	37	37,044
Series 2012-E, Class A1 FRN, (1 mo. LIBOR US + 0.750%)
1.23%, 10/16/23[a]	289	289,008
Series 2012-E, Class A2B FRN, (1 mo. LIBOR US + 1.750%)
2.23%, 06/15/45[a]	5,250	5,289,390
Series 2013-A, Class A1 FRN, (1 mo. LIBOR US + 0.600%)
1.08%, 08/15/22[a]	1,201	1,200,514
Series 2013-A, Class A2B FRN, (1 mo. LIBOR US + 1.050%)
1.53%, 05/17/27[a]	265	265,120
Series 2013-B, Class A1 FRN, (1 mo. LIBOR US + 0.650%)
1.13%, 07/15/22[a]	751	750,893
Series 2013-C, Class A1 FRN, (1 mo. LIBOR US + 0.850%)
1.33%, 02/15/22[a]	472	471,851
Series 2013-C, Class A2B FRN, (1 mo. LIBOR US + 1.400%)
1.88%, 10/15/31[a]	1,750	1,743,232
Series 2014-A, Class A1 FRN, (1 mo. LIBOR US + 0.600%)
1.08%, 07/15/22[a]	4,391	4,388,472
Series 2015-B, Class A1 FRN, (1 mo. LIBOR US + 0.700%)
1.18%, 02/15/23[a]	2,416	2,417,168
SLM Student Loan Trust
Series 2006-4, Class A5 FRN, (3 mo. LIBOR US + 0.100%)
0.74%, 10/27/25 (Call 07/25/31)	813	810,058
Series 2011-2, Class A1 FRN, (1 mo. LIBOR US + 0.600%)
1.09%, 11/25/27 (Call 03/25/31)	879	871,430
SMB Private Education Loan Trust
Series 2014-A, Class A1 FRN, (1 mo. LIBOR US + 0.500%)
0.98%, 09/15/21[a]	1,001	999,987
Series 2015-A, Class A1 FRN, (1 mo. LIBOR US + 0.600%)
1.08%, 07/17/23[a]	6,074	6,072,454

25

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Series 2015-C, Class A1 FRN, (1 mo. LIBOR US + 0.900%)
1.38%, 07/15/22[a]	$4,850	$4,859,520
Series 2016-A, Class A1 FRN, (1 mo. LIBOR US + 0.700%)
1.18%, 05/15/23[a]	8,074	8,076,727
Series 2016-B, Class A1 FRN, (1 mo. LIBOR US + 0.650%)
1.14%, 11/15/23[a]	18,180	18,180,000
SoFi Professional Loan Program LLC
Series 16-C, Class A1 FRN, (1 mo. LIBOR US + 1.100%)
1.00%, 10/25/36 (Call 01/25/25)[a]	8,800	8,800,000
Series 16-C, Class A2A
1.48%, 05/25/31 (Call 01/25/25)[a]	7,030	7,027,188
Series 2014-A, Class A1 FRN, (1 mo. LIBOR US + 1.600%)
2.05%, 06/25/25[a]	909	918,968
Series 2014-B, Class A1 FRN, (1 mo. LIBOR US + 1.250%)
1.70%, 08/25/32[a]	608	610,172
Series 2014-B, Class A2
2.55%, 08/27/29[a]	3,591	3,619,132
Series 2015-A, Class A1 FRN, (1 mo. LIBOR US + 1.200%)
1.65%, 03/25/33[a]	1,772	1,774,919
SWAY Residential Trust
Series 2014-1, Class A FRN, (1 mo. LIBOR + 1.300%)
1.78%, 01/17/32[a]	6,499	6,483,754
Symphony CLO Ltd.
Series 2012-10AR, Class AR FRN, (3 mo. LIBOR + 1.270%)
1.91%, 07/23/23[a]	3,630	3,618,916
Synchrony Credit Card Master Note Trust
Series 2012-3, Class A FRN, (1 mo. LIBOR + 0.450%)
0.93%, 03/15/20	9,295	9,300,811
Series 2012-6, Class A
1.36%, 08/17/20	23,119	23,174,518
Voya CLO Ltd.
Series 2013-1A, Class A1 FRN, (3 mo. LIBOR US + 1.140%)
1.82%, 04/15/24 (Call 10/15/16)[a]	1,900	1,881,146
Wheels SPV 2 LLC
Series 2014-1A, Class A2
0.84%, 03/20/23 (Call 06/20/17)[a]	152	151,662
World Financial Network Credit Card Master Trust
Series 2014-C, Class A
1.54%, 08/16/21	15,000	15,050,169
Series 2015-A, Class A FRN, (1 mo. LIBOR + 0.480%)
0.96%, 02/15/22	15,405	15,419,236

TOTAL ASSET-BACKED SECURITIES
(Cost: $787,251,165)		787,774,226

Security	Principal (000s)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.29%

MORTGAGE-BACKED SECURITIES — 8.29%
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class A FRN, (1 mo. LIBOR + 1.050%)
1.73%, 09/15/26[a]	$525	$524,836
Series 2014-FL1, Class A FRN, (1 mo. LIBOR + 1.400%)
1.84%, 12/15/31[a]	2,670	2,676,189
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.77%, 02/10/51[b]	1,871	1,924,963
Series 2007-5, Class A4
5.49%, 02/10/51	2,907	2,974,560
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2007-1, Class A4
5.45%, 01/15/49	5,306	5,378,143
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/38	161	161,425
Series 2007-PW15, Class A1A
5.32%, 02/11/44	210	213,344
Series 2007-PW15, Class A4
5.33%, 02/11/44	702	711,181
Series 2007-PW16, Class A4
5.72%, 06/11/40[b]	4,790	4,898,908
Series 2007-PW17, Class A4
5.69%, 06/11/50[b]	7,130	7,356,236
Series 2007-PW18, Class A1A
5.60%, 06/11/50	2,629	2,742,698
Series 2007-PW18, Class A4
5.70%, 06/11/50	1,213	1,250,639
Brunel Residential Mortgage Securitisation PLC
Series 2007-1A, Class A4C FRN, (3 mo. LIBOR US + 0.200%)
0.87%, 01/13/39 (Call 10/13/16)[a]	742	733,833
CD Commercial Mortgage Trust
Series 2007-CD4, Class A4
5.32%, 12/11/49	14,237	14,333,470
CD Mortgage Trust
Series 2007-CD5, Class A4
5.89%, 11/15/44[b]	4,210	4,347,658
CDGJ Commercial Mortgage Trust
Series 2014-BXCH, Class A FRN, (1 mo. LIBOR + 1.400%)
2.08%, 12/15/27[a]	6,912	6,933,621
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4
5.43%, 10/15/49	1,104	1,104,609
COMM Mortgage Trust
Series 2006-C8, Class AM
5.35%, 12/10/46	5,000	5,045,089
Series 2007-C9, Class A4
5.81%, 12/10/49[b]	799	822,293
Series 2014-FL5, Class A FRN, (1 mo. LIBOR + 1.370%)
1.85%, 10/15/31[a]	1,375	1,355,413
Series 2014-PAT, Class A FRN, (1 mo. LIBOR + 0.800%)
1.28%, 08/13/27[a]	3,570	3,554,277
Commercial Mortgage Trust
Series 2007-GG11, Class A4
5.74%, 12/10/49	1,485	1,537,508
Credit Suisse Commercial Mortgage Trust
Series 2006-C5, Class A3
5.31%, 12/15/39	219	219,132
Series 2008-C1, Class A3
6.07%, 02/15/41[b]	2,752	2,850,501

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2016

Security	Principal (000s)	Value
DBRR Trust Series 2013-EZ3, Class A
1.64%, 12/18/49 (Call 09/17/16)[a,b]	$229	$229,179
GS Mortgage Securities Trust Series 2006-GG8, Class AM
5.59%, 11/10/39	1,000	1,002,378
Hilton USA Trust Series 2013-HLT, Class EFX
2.66%, 11/05/30[a]	17,255	17,359,325
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class A3
5.34%, 05/15/47	2,211	2,223,799
Series 2007-CB18, Class A1A
5.43%, 06/12/47[b]	226	228,235
Series 2007-CB18, Class A4
5.44%, 06/12/47	1,681	1,698,309
Series 2007-CB20, Class A4
5.79%, 02/12/51[b]	1,675	1,731,373
Series 2007-LDPX, Class A3
5.42%, 01/15/49	17,722	17,966,249
Series 2013-WT, Class A
2.80%, 02/16/25[a]	3,973	3,998,563
Series 2015-CSMO, Class A FRN, (1 mo. LIBOR + 1.250%)
1.73%, 01/15/32[a]	6,930	6,927,793
LB Commercial Mortgage Trust Series 2007-C3, Class A1A
5.87%, 07/15/44[b]	3,551	3,663,457
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class A3
5.35%, 11/15/38	49	48,856
Series 2007-C2, Class A1A
5.39%, 02/15/40	2,412	2,447,956
Series 2007-C2, Class A3
5.43%, 02/15/40	1,954	1,978,031
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class AM
5.20%, 12/12/49	2,050	2,064,720
Series 2007-9, Class A4
5.70%, 09/12/49	3,717	3,850,682
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A1A
5.32%, 12/15/43	306	307,798
Series 2007-HQ11, Class A4FL FRN, (1 mo. LIBOR + 0.135%)
0.61%, 02/12/44	3,960	3,935,646
Series 2007-IQ13, Class A1A
5.31%, 03/15/44	4,837	4,895,989
Series 2007-IQ15, Class A4
5.91%, 06/11/49[b]	2,974	3,078,623
Series 2007-IQ16 Class A4
5.81%, 12/12/49	5,942	6,149,969
Series 2007-T25, Class A3
5.51%, 11/12/49[b]	297	298,547
Series 2007-T27, Class A4
5.64%, 06/11/42[b]	8,320	8,563,223
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A1A
5.30%, 11/15/48	182	183,011

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $168,628,938)		168,482,237

Security	Principal (000s)	Value
COMMERCIAL PAPER — 0.68%
Lloyds Bank PLC
1.24%, 02/01/17	$4,000	$3,978,973
Sumitomo Mitsui Financial Group Inc.
1.75%, 07/21/17	10,000	9,861,464

TOTAL COMMERCIAL PAPER
(Cost: $13,801,318)		13,840,437

CORPORATE BONDS & NOTES — 44.60%

AEROSPACE & DEFENSE — 0.12%
Harris Corp.
4.25%, 10/01/16	2,260	2,268,821
L-3 Communications Corp.
3.95%, 11/15/16	161	162,296

		2,431,117
AGRICULTURE — 1.23%
BAT International Finance PLC
FRN, (3 mo. LIBOR US + 0.510%)
1.16%, 06/15/18[a]	2,000	1,996,086
Reynolds American Inc.
2.30%, 08/21/17	13,574	13,725,812
3.50%, 08/04/16	9,226	9,226,646

		24,948,544
AIRLINES — 0.05%
UAL 2009-1 Pass Through Trust
10.40%, 05/01/18	84	85,437
UAL 2009-2A Pass Through Trust Class A
9.75%, 07/15/18	900	927,355

		1,012,792
AUTO MANUFACTURERS — 2.05%
Daimler Finance North America LLC
2.63%, 09/15/16[a]	2,250	2,254,660
FRN, (3 mo. LIBOR US + 0.340%)
0.98%, 08/01/17[a]	1,700	1,696,240
FRN, (3 mo. LIBOR US + 0.710%)
1.35%, 08/03/17[a]	6,450	6,463,158
FRN, (3 mo. LIBOR US + 0.740%)
1.40%, 07/05/19[a]	3,500	3,502,139
Ford Motor Credit Co. LLC
1.46%, 03/27/17[c]	4,000	4,003,700
FRN, (3 mo. LIBOR US + 0.630%)
1.27%, 03/27/17[c]	1,600	1,598,968
General Motors Financial Co. Inc.
2.63%, 07/10/17	12,965	13,098,176
FRN, (3 mo. LIBOR US + 1.450%)
2.08%, 05/09/19	8,000	7,978,040
Nissan Motor Acceptance Corp.
FRN, (3 mo. LIBOR US + 0.550%)
1.23%, 03/03/17[a]	250	250,133
FRN, (3 mo. LIBOR US + 0.700%)
1.34%, 09/26/16[a]	750	750,695

		41,595,909

27

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2016

Security	Principal (000s)	Value
BANKS — 16.73%
ABN AMRO Bank NV FRN, (3 mo. LIBOR US + 0.800%)
1.54%, 10/28/16[a]	$635	$635,878
Bank of America Corp.
1.35%, 11/21/16[c]	1,300	1,300,013
5.63%, 10/14/16[c]	910	918,755
FRN, (3 mo. LIBOR US + 0.610%)
1.27%, 08/25/17	1,250	1,251,295
FRN, (3 mo. LIBOR US + 0.870%)
1.52%, 04/01/19	4,000	4,008,664
FRN, (3 mo. LIBOR US + 1.070%)
1.72%, 03/22/18[c]	6,750	6,799,093
Bank of America N.A.
1.25%, 02/14/17	10,000	10,016,810
Bank of Montreal
FRN, (3 mo. LIBOR US + 0.610%)
1.36%, 07/31/18	3,350	3,356,861
FRN, (3 mo. LIBOR US + 0.650%)
1.33%, 07/18/19	3,500	3,504,046
Bank of New York Mellon Corp. (The) FRN, (3 mo. LIBOR US + 0.560%)
1.20%, 08/01/18[c]	10,000	10,006,600
Banque Federative du Credit Mutuel SA FRN, (3 mo. LIBOR US + 0.850%)
1.55%, 01/20/17[a]	1,000	1,002,168
Barclays Bank PLC FRN, (3 mo. LIBOR US + 0.580%)
1.21%, 02/17/17	7,150	7,148,606
BB&T Corp. FRN, (3 mo. LIBOR US + 0.860%)
1.51%, 06/15/18 (Call 05/15/18)	23,775	23,896,466
BNP Paribas SA FRN, (3 mo. LIBOR US + 0.590%)
1.25%, 12/12/16	750	751,134
BPCE SA
FRN, (3 mo. LIBOR US + 0.630%)
1.29%, 06/17/17	700	700,705
FRN, (3 mo. LIBOR US + 0.850%)
1.48%, 02/10/17	1,900	1,905,677
Branch Banking & Trust Co. FRN, (3 mo. LIBOR US + 0.300%)
0.95%, 05/23/17	2,000	1,997,770
Capital One N.A./Mclean VA FRN, (3 mo. LIBOR US + 0.680%)
1.31%, 02/05/18 (Call 01/05/18)[c]	500	499,126
Capital One N.A./Mclean VA FRN, (3 mo. LIBOR US + 1.150%)
1.78%, 08/17/18 (Call 07/18/18)	6,250	6,294,125
Citigroup Inc.
1.85%, 11/24/17	10,000	10,049,700
FRN, (3 mo. LIBOR US + 0.540%)
1.20%, 03/10/17	1,750	1,751,060
Credit Suisse AG/New York NY
FRN, (3 mo. LIBOR US + 0.680%)
1.41%, 04/27/18[c]	10,035	10,019,275
FRN, (3 mo. LIBOR US + 0.690%)
1.44%, 01/29/18[c]	1,250	1,249,800

Security	Principal (000s)	Value
Deutsche Bank AG/London
FRN, (3 mo. LIBOR US + 0.470%)
1.14%, 05/30/17	$1,000	$994,810
FRN, (3 mo. LIBOR US + 0.680%)
1.31%, 02/13/18	3,000	2,967,990
Fifth Third Bank/Cincinnati OH
1.35%, 06/01/17 (Call 05/01/17)	7,500	7,518,285
FRN, (3 mo. LIBOR US + 0.510%)
1.14%, 11/18/16 (Call 10/18/16)	1,500	1,501,105
Goldman Sachs Group Inc. (The)
FRN, (3 mo. LIBOR US + 0.625%)
1.31%, 06/04/17	5,000	5,006,115
FRN, (3 mo. LIBOR US + 1.040%)
1.75%, 04/25/19	14,000	14,069,748
FRN, (3 mo. LIBOR US + 1.200%)
1.95%, 04/30/18	7,000	7,058,100
HSBC Bank PLC FRN, (3 mo. LIBOR US + 0.640%)
1.27%, 05/15/18[a]	5,000	4,974,785
HSBC USA Inc.
1.30%, 06/23/17	4,000	3,996,600
FRN, (3 mo. LIBOR US + 0.450%)
1.13%, 03/03/17	3,000	2,997,747
FRN, (3 mo. LIBOR US + 0.770%)
1.40%, 08/07/18	3,250	3,236,730
Huntington National Bank (The)
1.38%, 04/24/17 (Call 03/24/17)	4,575	4,585,404
FRN, (3 mo. LIBOR US + 0.425%)
1.14%, 04/24/17 (Call 03/25/17)	1,405	1,403,828
ING Bank NV FRN, (3 mo. LIBOR US + 0.550%)
1.20%, 03/16/18[a]	4,250	4,233,421
JPMorgan Chase & Co.
1.35%, 02/15/17	20,000	20,043,040
FRN, (3 mo. LIBOR US + 0.520%)
1.15%, 02/15/17	4,952	4,958,423
FRN, (3 mo. LIBOR US + 0.550%)
1.26%, 04/25/18	3,000	3,005,082
KeyBank N.A./Cleveland OH
1.10%, 11/25/16 (Call 10/25/16)	7,250	7,252,175
FRN, (3 mo. LIBOR US + 0.490%)
1.15%, 11/25/16 (Call 10/25/16)	4,000	4,002,928
Morgan Stanley
5.45%, 01/09/17	5,000	5,091,750
5.75%, 10/18/16[c]	5,000	5,050,935
FRN, (3 mo. LIBOR US + 0.740%)
1.39%, 01/05/18	1,600	1,600,821
FRN, (3 mo. LIBOR US + 1.280%)
1.99%, 04/25/18	6,282	6,355,380
FRN, (3 mo. LIBOR US + 1.375%)
2.01%, 02/01/19	15,000	15,247,695
MUFG Union Bank N.A.
2.13%, 06/16/17	4,000	4,040,020
FRN, (3 mo. LIBOR US + 0.750%)
1.39%, 09/26/16	1,000	1,001,328
Nordea Bank AB FRN, (3 mo. LIBOR US + 0.840%)
1.50%, 09/17/18[a]	10,000	10,048,240
Nordea Eiendomskreditt AS
2.13%, 09/22/16[a]	3,475	3,481,359
Royal Bank of Canada
FRN, (3 mo. LIBOR US + 0.480%)
1.23%, 07/29/19	5,000	4,997,895
FRN, (3 mo. LIBOR US + 0.540%)
1.29%, 07/30/18[c]	3,400	3,393,707

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2016

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.700%)
1.36%, 12/10/18	$2,300	$2,299,853
Royal Bank of Scotland Group PLC FRN, (3 mo. LIBOR US + 0.940%)
1.57%, 03/31/17	1,150	1,148,751
Santander UK PLC
1.38%, 03/13/17	4,000	3,997,388
State Street Corp.
5.38%, 04/30/17	4,000	4,131,716
Sumitomo Mitsui Banking Corp. FRN, (3 mo. LIBOR US + 0.940%)
1.63%, 01/18/19	5,500	5,520,130
Sumitomo Mitsui Trust Bank Ltd. FRN, (3 mo. LIBOR US + 0.780%)
1.44%, 09/16/16[a]	500	500,408
Toronto-Dominion Bank (The) FRN, (3 mo. LIBOR US + 0.540%)
1.25%, 07/23/18	5,700	5,705,215
U.S. Bancorp.
1.65%, 05/15/17 (Call 04/15/17)	11,000	11,057,706
UBS AG/Stamford CT FRN, (3 mo. LIBOR US + 0.700%)
1.34%, 03/26/18	6,950	6,960,307
Wells Fargo & Co.
1.40%, 09/08/17	17,000	17,053,856
FRN, (3 mo. LIBOR US + 0.400%)
1.06%, 09/14/18[c]	4,325	4,313,716
FRN, (3 mo. LIBOR US + 0.630%)
1.34%, 04/23/18	4,000	4,011,040

		339,879,159
BEVERAGES — 0.63%
Anheuser-Busch Companies LLC
5.05%, 10/15/16	1,250	1,260,815
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17[c]	9,700	9,728,625
Heineken NV
1.40%, 10/01/17[a]	1,775	1,784,753

		12,774,193
BIOTECHNOLOGY — 1.23%
Amgen Inc.
1.25%, 05/22/17	7,250	7,259,730
2.13%, 05/15/17	4,090	4,122,507
2.50%, 11/15/16[c]	10,000	10,052,620
5.85%, 06/01/17	3,500	3,634,288

		25,069,145
COMPUTERS — 0.81%
Hewlett Packard Enterprise Co. FRN, (3 mo. LIBOR US + 1.930%)
2.58%, 10/05/18[a]	16,340	16,554,283

		16,554,283
DIVERSIFIED FINANCIAL SERVICES — 2.72%
American Express Credit Corp.
1.13%, 06/05/17	25,000	25,031,000

Security	Principal (000s)	Value
Credit Suisse USA Inc.
5.85%, 08/16/16	$5,000	$5,009,470
Ford Motor Credit Co. LLC
1.72%, 12/06/17	15,000	15,059,880
3.00%, 06/12/17	2,000	2,026,194
8.00%, 12/15/16	2,000	2,050,702
FRN, (3 mo. LIBOR US + 0.570%)
1.25%, 12/06/17	1,000	996,029
Synchrony Financial FRN, (3 mo. LIBOR US + 1.400%)
2.03%, 11/09/17	5,000	5,001,840

		55,175,115
ELECTRIC — 0.20%
Dominion Resources Inc./VA
1.25%, 03/15/17	1,265	1,265,639
Duke Energy Corp.
2.15%, 11/15/16	715	717,773
Southern Co. (The)
1.95%, 09/01/16	2,105	2,107,223

		4,090,635
ELECTRONICS — 0.59%
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	12,000	12,006,564

		12,006,564
FOOD — 1.12%
Kraft Heinz Foods Co.
2.25%, 06/05/17	2,500	2,522,465
Wm Wrigley Jr Co.
2.00%, 10/20/17[a]	20,000	20,167,120

		22,689,585
HEALTH CARE — PRODUCTS — 0.11%
Zimmer Biomet Holdings Inc.
1.45%, 04/01/17	2,250	2,252,081

		2,252,081
HEALTH CARE — SERVICES — 1.29%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)[c]	2,066	2,076,103
Coventry Health Care Inc.
5.95%, 03/15/17	11,271	11,596,597
UnitedHealth Group Inc.
1.45%, 07/17/17	9,450	9,491,948
6.00%, 06/15/17	3,018	3,147,010

		26,311,658
HOLDING COMPANIES — DIVERSIFIED — 0.10%
MUFG Americas Holdings Corp. FRN, (3 mo. LIBOR US + 0.570%)
1.20%, 02/09/18 (Call 01/09/18)	2,000	1,992,288

		1,992,288

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2016

Security	Principal (000s)	Value
HOME FURNISHINGS — 0.50%
Whirlpool Corp.
1.35%, 03/01/17	$10,150	$10,161,794

		10,161,794
INSURANCE — 3.25%
Allied World Assurance Co. Holdings Ltd.
7.50%, 08/01/16	4,000	4,000,000
American International Group Inc.
5.60%, 10/18/16	8,459	8,542,414
5.85%, 01/16/18	8,813	9,389,009
Berkshire Hathaway Finance Corp. FRN, (3 mo. LIBOR US + 0.690%)
1.34%, 03/15/19[c]	10,000	10,072,210
Hartford Financial Services Group Inc. (The)
5.38%, 03/15/17	12,177	12,475,446
5.50%, 10/15/16	1,967	1,985,100
Liberty Mutual Group Inc.
6.70%, 08/15/16[a]	13,445	13,470,102
Pricoa Global Funding I
1.15%, 11/25/16[a]	6,180	6,183,331

		66,117,612
LEISURE TIME — 0.35%
Carnival Corp.
1.88%, 12/15/17	7,000	7,061,621

		7,061,621
MEDIA — 1.62%
Comcast Corp.
6.30%, 11/15/17	7,500	8,011,778
6.50%, 01/15/17[c]	18,000	18,458,316
Cox Communications Inc.
5.88%, 12/01/16[a]	6,350	6,443,389

		32,913,483
PHARMACEUTICALS — 2.48%
AbbVie Inc.
1.75%, 11/06/17	25,992	26,132,799
Actavis Funding SCS
1.85%, 03/01/17	12,000	12,040,212
FRN, (3 mo. LIBOR US + 1.080%)
1.74%, 03/12/18[c]	2,000	2,010,802
Actavis Inc.
1.88%, 10/01/17	9,000	9,063,243
Perrigo Co. PLC
1.30%, 11/08/16	1,220	1,220,876

		50,467,932
REAL ESTATE INVESTMENT TRUSTS — 1.43%
ERP Operating LP
5.75%, 06/15/17	7,010	7,289,734
Simon Property Group LP
2.80%, 01/30/17 (Call 10/30/16)	13,686	13,743,549

Security	Principal (000s)	Value
Ventas Realty LP
1.25%, 04/17/17	$7,920	$7,925,877

		28,959,160
RETAIL — 1.38%
CVS Health Corp.
6.13%, 08/15/16	17,013	17,038,775
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	5,230	5,315,604
7.45%, 07/15/17	2,538	2,684,316
Walgreens Boots Alliance Inc.
1.75%, 11/17/17[c]	3,000	3,023,217

		28,061,912
TELECOMMUNICATIONS — 2.80%
AT&T Inc.
2.40%, 08/15/16	11,742	11,747,812
2.40%, 03/15/17	16,500	16,637,329
Orange SA
2.75%, 09/14/16	2,000	2,004,240
Verizon Communications Inc.
1.35%, 06/09/17	15,000	15,039,450
FRN, (3 mo. LIBOR US + 0.400%)
1.06%, 06/09/17[c]	3,500	3,505,009
FRN, (3 mo. LIBOR US + 1.530%)
2.18%, 09/15/16	3,250	3,256,263
FRN, (3 mo. LIBOR US + 1.750%)
2.41%, 09/14/18[c]	4,500	4,629,150

		56,819,253
TRANSPORTATION — 0.82%
Kansas City Southern FRN, (3 mo. LIBOR US + 0.700%)
1.44%, 10/28/16	4,000	3,999,808
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	10,920	11,016,216
5.85%, 11/01/16	1,600	1,618,541

		16,634,565
TRUCKING & LEASING — 0.99%
GATX Corp.
1.25%, 03/04/17	5,350	5,353,895
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.75%, 05/11/17[a]	14,520	14,764,052

		20,117,947

TOTAL CORPORATE BONDS & NOTES
(Cost: $904,844,668)		906,098,347

FOREIGN GOVERNMENT OBLIGATIONS[d] — 1.08%

ITALY — 0.05%
Italy Government International Bond
5.25%, 09/20/16	1,000	1,005,220

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2016

Security	Principal (000s)	Value
JAPAN — 1.03%
Japan Treasury Discount Bill
0.01%, 10/24/16[e]	$2,150,000	$20,991,582

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $21,252,027)		21,996,802

REPURCHASE AGREEMENTS — 2.95%
Barclays Capital Inc., 1.02%, 08/01/16[b] (Purchased on 07/29/16 to be repurchased at $15,001,275, collateralized by various U.S. government agency obligations securities, 3.74% to 5.14%, due 05/27/25 to 01/25/29, par and fair value of $17,702,787 and $18,000,001, respectively)[f]	15,000	15,000,000
Merrill Lynch, 1.10%, 08/01/16[b] (Purchased on 07/29/16 to be repurchased at $15,001,375, collateralized by a U.S. government agency obligations security, 4.49%, due 05/27/25, par and fair value of $17,544,599 and $18,000,001, respectively)[f]	15,000	15,000,000
Mizuho Securities USA Inc., 1.85%, 08/01/16[b] (Purchased on 07/29/16 to be repurchased at $30,004,629, collateralized by various non-agency asset-backed securities, 1.39% to 2.07%, due 08/12/26 to 06/25/31, par and fair value of $34,503,480 and $34,500,000, respectively)[f]	30,000	30,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $60,000,000)		60,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.05%
Federal Home Loan Mortgage Corp.
1.00%, 04/27/18 (Call 04/27/17)	23,630	23,638,979
1.05%, 02/26/18 (Call 08/26/16)	20,000	20,004,900
1.30%, 04/29/19 (Call 10/29/16)	8,185	8,192,948
Federal National Mortgage Association
5.00%, 01/01/20	9,789	10,070,194

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $61,946,132)		61,907,021

Security	Shares (000s)	Value
MONEY MARKET FUNDS — 1.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[g,h,i]	25,175	$25,174,650
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[g,h,i]	14,599	14,598,778

TOTAL MONEY MARKET FUNDS
(Cost: $39,773,428)		39,773,428

TOTAL INVESTMENTS IN SECURITIES — 101.39%
(Cost: $2,057,497,676)[j]		2,059,872,498
Other Assets, Less Liabilities — (1.39)%		(28,263,962)

NET ASSETS — 100.00%		$2,031,608,536

FRN	— Floating Rate Note
RB	— Revenue Bond

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	All or a portion of this security represents a security on loan.
[d]	Investments are denominated in U.S. dollars.
[e]	Rates shown are the discount rate or range of discount rates at time of purchase.
[f]	Maturity date represents next reset date.
[g]	Affiliated money market fund.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.
[i]	All or a portion of this security represents an investment of securities lending collateral.
[j]	The cost of investments for federal income tax purposes was $2,057,419,819. Net unrealized appreciation was $2,452,679, of which $3,881,175 represented gross unrealized appreciation on securities and $1,428,496 represented gross unrealized depreciation on securities.

Schedule 1 — Forward Currency Contracts

Forward currency contracts outstanding as of July 31, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	20,297,913	JPY	2,150,000,000	CITI	10/24/2016	$(746,722)

Counterparties:

CITI —  Citibank N.A. London

Currency abbreviations:

JPY —  Japanese Yen

USD —  United States Dollar

31

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Asset-backed securities	$—	$754,977,638	$32,796,588	$787,774,226
Collateralized mortgage obligations	—	168,482,237	—	168,482,237
Commercial paper	—	13,840,437	—	13,840,437
Corporate bonds & notes	—	906,098,347	—	906,098,347
Foreign government obligations	—	21,996,802	—	21,996,802
Repurchase agreements	—	60,000,000	—	60,000,000
U.S. government agency obligations	—	61,907,021	—	61,907,021
Money market funds	39,773,428	—	—	39,773,428

Total	$39,773,428	$1,987,302,482	$32,796,588	$2,059,872,498

Derivative financial instruments[a]:
Liabilities:
Forward currency contracts	$—	$(746,722)	$—	$(746,722)

Total	$—	$(746,722)	$—	$(746,722)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

The following table includes a rollforward for the period ended July 31, 2016 of investments whose values are classified as Level 3 as of the beginning or end of the period.

	Asset-Backed Securities	Collateralized Mortgage Obligations
Balance at beginning of period	$102,441	$3,771
Realized gain (loss) and change in unrealized appreciation/depreciation	117,081	—
Purchases	32,679,442	—
Sales	(102,376)	(3,771)
Transfers ina	—	—
Transfers out[a]	—	—

Balance at end of period	$32,796,588	$—

Net change in unrealized appreciation/depreciation on investments still held at end of period	$85,667	$—

[a]	Represents the value as of the beginning of the reporting period.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on observable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

32

Schedule of Investments (Unaudited)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

July 31, 2016

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 98.89%

ALABAMA — 1.00%
Columbia Industrial Development Board RB
0.39%, 12/01/37 (Call 07/29/16)	$300	$300,000

		300,000
ARIZONA — 1.54%
Maricopa County Unified School District No. 60 Higley GOL
3.00%, 07/01/17 (AGM)	455	464,855

		464,855
CALIFORNIA — 0.07%
California Housing Finance Agency RB Series A
0.85%, 08/01/16	20	20,000

		20,000
COLORADO — 0.33%
City & County of Denver CO COP
3.00%, 12/01/16	100	100,833

		100,833
FLORIDA — 4.43%
Village Community Development District No. 7 RB
3.00%, 05/01/17	585	595,922
Volusia County Educational Facility Authority RB
2.00%, 10/15/16	105	105,321
3.00%, 10/15/17	110	113,009
5.00%, 06/01/17	500	518,100

		1,332,352
GEORGIA — 5.81%
Burke County Development Authority RB
2.20%, 10/01/32	1,700	1,749,827

		1,749,827
ILLINOIS — 7.87%
Illinois Finance Authority RB
3.00%, 09/01/16	100	100,193
4.00%, 09/01/17	100	103,122
4.00%, 09/01/18	150	158,498
4.00%, 09/01/19	145	156,416
5.00%, 08/15/17	375	389,085
Illinois State University RB
2.00%, 04/01/17 (AGM)	1,200	1,208,664
Village of Romeoville IL RB
4.00%, 10/01/16	250	251,347

		2,367,325

Security	Principal (000s)	Value
KENTUCKY — 1.39%
Hardin County School District Finance Corp. RB
4.00%, 02/01/18	$400	$419,012

		419,012
MICHIGAN — 8.85%
Lawton Community Schools GO
2.00%, 05/01/17	605	611,328
Macomb Township Building Authority RB
3.00%, 04/01/17	500	507,815
3.00%, 04/01/18	500	519,505
Michigan Strategic Fund RB
5.00%, 03/01/17	1,000	1,025,220

		2,663,868
NEW HAMPSHIRE — 3.68%
County of Cheshire NH GO
2.00%, 12/29/16	1,100	1,106,622

		1,106,622
NEW JERSEY — 30.23%
City of Cape May NJ GO
2.00%, 07/14/17	1,100	1,113,244
City of Newark NJ RB
5.00%, 09/01/17	2,000	2,076,240
Hudson County Improvement Authority RB Series B-1
2.00%, 06/27/17(GTD)	500	505,930
New Jersey Economic Development Authority RB Series A
5.00%, 05/01/17	1,240	1,277,448
Series EE
5.00%, 09/01/17(ETM)	610	639,811
New Jersey Transportation Trust Fund Authority RB
5.00%, 12/15/17	2,350	2,473,234
Township of Wayne NJ GO
2.00%, 07/14/17	1,000	1,013,200

		9,099,107
NEW YORK — 11.90%
County of Broome NY GOL
2.00%, 05/05/17	1,000	1,009,980
Elmira City School District GO
5.00%, 06/15/17	300	311,673
Town of Pittsford NY GOL
2.00%, 09/08/16	1,200	1,201,764
Troy Capital Resource Corp. RB
5.00%, 09/01/18	975	1,057,953

		3,581,370

33

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

July 31, 2016

Security	Principal (000s)	Value
OHIO — 5.75%
City of Avon OH Water System Revenue RB Series 2
0.85%, 02/02/17	$1,000	$1,000,900
Urbana City School District GO
5.00%, 12/01/17	690	728,826

		1,729,726
OKLAHOMA — 4.06%
Cleveland County Justice Authority RB
3.00%, 03/01/17	1,205	1,220,689

		1,220,689
PENNSYLVANIA — 3.73%
Pottsgrove School District GOL
2.00%, 08/15/16	365	365,227
3.00%, 08/15/17	740	758,596

		1,123,823
RHODE ISLAND — 5.92%
Providence Redevelopment Agency RB
Series A
3.00%, 04/01/17	1,210	1,225,996
Town of Coventry RI GO
4.00%, 03/15/17	545	556,445

		1,782,441
TEXAS — 0.33%
Southmost Regional Water Authority
5.00%, 09/01/16	100	100,386

		100,386
UTAH — 0.87%
West Valley City Municipal Building Authority RB
2.00%, 02/01/17 (AGM)	260	261,550

		261,550
WEST VIRGINIA — 1.13%
Berkeley County Public Service District RB
2.00%, 12/01/17	335	340,393

		340,393

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $29,691,313)		29,764,179

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Liquidity Funds MuniCash Portfolio
0.25%[a,b]	38	$38,393

		38,393

TOTAL SHORT-TERM INVESTMENTS
(Cost: $38,393)		38,393

TOTAL INVESTMENTS IN SECURITIES — 99.02%
(Cost: $29,729,706)[c]		29,802,572
Other Assets, Less Liabilities — 0.98%		295,433

NET ASSETS — 100.00%		$30,098,005

COP  —  Certificates of Participation

GO  —  General Obligation

GOL  —  General Obligation Limited

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $29,729,706. Net unrealized appreciation was $72,866, of which $76,010 represented gross unrealized appreciation on securities and $3,144 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal debt obligations	$—	$29,764,179	$—	$29,764,179
Money market funds	38,393	—	—	38,393

Total	$38,393	$29,764,179	$—	$29,802,572

34

Schedule of Investments (Unaudited)

iSHARES® ULTRA SHORT-TERM BOND ETF

July 31, 2016

Security	Principal (000s)	Value
ASSET-BACKED SECURITIES — 0.80%
Honda Auto Receivables Owner Trust Series 2016-2, Class A2
1.13%, 09/15/18 (Call 05/15/19)	$120	$120,154

TOTAL ASSET-BACKED SECURITIES
(Cost: $119,996)		120,154

CERTIFICATES OF DEPOSIT — 19.34%
Bank of Nova Scotia (The)
0.80%, 08/26/16	400	400,110
Canadian Imperial Bank of Commerce
0.78%, 08/02/16	250	250,016
Mizuho Bank Ltd.
1.33%, 05/17/17	600	599,844
Norinchukin Bank (The)
0.85%, 09/06/16	350	350,130
Royal Bank of Canada
1.03%, 03/10/17	350	350,070
Svenska Handelsbanken AB
1.10%, 04/21/17	250	250,057
Toronto-Dominion Bank (The)
0.93%, 10/17/16	100	100,063
UBS AG/Stamford CT
0.66%, 05/25/17	250	250,170
Wells Fargo Bank N.A.
1.08%, 04/13/17	250	250,056
Westpac Banking Corp./NY
0.95%, 10/21/16	100	100,065

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $2,899,960)		2,900,581

COMMERCIAL PAPER — 11.62%
CHEVRON Corp.
1.06%, 04/03/17[a]	250	248,480
COCA-COLA Co.
0.98%, 06/27/17[a]	400	396,649
Coca-Cola Co. (The)
0.98%, 03/01/17[a]	250	248,839
Credit Agricole SA
0.90%, 09/09/16[a]	350	349,799
Old Line Funding LLC
0.88%, 10/11/16[a]	250	249,654
Westpac Banking Corp.
0.94%, 10/19/16[a]	250	249,580

TOTAL COMMERCIAL PAPER
(Cost: $1,741,944)		1,743,001

CORPORATE BONDS & NOTES — 59.86%

AUTO MANUFACTURERS — 5.34%
Nissan Motor Acceptance Corp.
FRN, (3 mo. LIBOR US + 0.800%)
1.46%, 04/06/18[b,c]	300	299,901
FRN, (3 mo. LIBOR US + 1.010%)
1.67%, 03/08/19[b,c]	250	251,054
Toyota Motor Credit Corp.
FRN, (3 mo. LIBOR US + 0.380%)
1.04%, 04/06/18[c]	250	249,991

		800,946

Security	Principal (000s)	Value
BANKS — 36.36%
Australia & New Zealand Banking Group Ltd.
FRN, (3 mo. LIBOR US + 0.440%)
1.12%, 01/16/18[b,c]	$400	$399,584
Bank of America N.A.
FRN, (3 mo. LIBOR US + 0.470%)
1.10%, 11/14/16[c]	500	500,530
Barclays Bank PLC
5.00%, 09/22/16	400	402,303
BNP Paribas SA
1.25%, 12/12/16	250	250,271
BPCE SA
FRN, (3 mo. LIBOR US + 0.850%)
1.48%, 02/10/17[c]	400	401,195
Citigroup Inc.
FRN, (3 mo. LIBOR US + 0.860%)
1.54%, 12/07/18[c]	400	401,100
Commonwealth Bank of Australia
FRN, (3 mo. LIBOR US + 0.400%)
1.06%, 03/12/18[b,c]	300	299,362
FRN, (3 mo. LIBOR US + 0.500%)
1.15%, 09/20/16[b,c]	100	100,055
Cooperatieve Rabobank UA
3.38%, 01/19/17	350	353,720
JPMorgan Chase & Co.
1.35%, 02/15/17	300	300,646
FRN, (3 mo. LIBOR US + 0.550%)
1.26%, 04/25/18[c]	400	400,678
Lloyds Bank PLC
4.20%, 03/28/17	150	153,278
Macquarie Bank Ltd.
5.00%, 02/22/17[b]	325	331,362
Morgan Stanley
5.75%, 10/18/16	155	156,579
Nordea Bank AB
1.25%, 04/04/17[b]	250	250,230
Sumitomo Mitsui Banking Corp.
1.30%, 01/10/17	250	250,167
Toronto-Dominion Bank (The)
1.50%, 09/09/16	250	250,204
Westpac Banking Corp.
FRN, (3 mo. LIBOR US + 0.710%)
1.34%, 05/13/19[c]	250	250,271

		5,451,535
COMPUTERS — 3.34%
Apple Inc.
FRN, (3 mo. LIBOR US + 0.250%)
0.89%, 05/03/18[c]	500	501,026

		501,026
DIVERSIFIED FINANCIAL SERVICES — 0.67%
American Express Credit Corp.
2.80%, 09/19/16	100	100,272

		100,272
INSURANCE — 1.44%
Berkshire Hathaway Finance Corp.
1.45%, 03/07/18	115	115,912
FRN, (3 mo. LIBOR US + 0.550%)
1.23%, 03/07/18[c]	100	100,622

		216,534

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® ULTRA SHORT-TERM BOND ETF

July 31, 2016

Security	Principal (000s)	Value
MACHINERY — 4.69%
Caterpillar Financial Services Corp.
FRN, (3 mo. LIBOR US + 0.700%)
1.35%, 02/23/18[c]	$300	$301,938
John Deere Capital Corp.
FRN, (3 mo. LIBOR US + 0.450%)
1.11%, 07/11/17[c]	400	401,213

		703,151
OIL & GAS — 3.02%
BP Capital Markets PLC
FRN, (3 mo. LIBOR US + 0.350%)
0.98%, 02/10/17[c]	100	100,069
Exxon Mobil Corp.
FRN, (3 mo. LIBOR US + 0.600%)
1.27%, 02/28/18[c]	350	352,497

		452,566
PHARMACEUTICALS — 2.66%
Bayer U.S. Finance LLC
FRN, (3 mo. LIBOR US + 0.280%)
1.09%, 10/06/17[b,c]	400	398,764

		398,764
RETAIL — 0.67%
Lowe’s Companies Inc.
FRN, (3 mo. LIBOR US + 0.600%)
1.26%, 09/14/18[c]	100	100,800

		100,800
TELECOMMUNICATIONS — 1.67%
Verizon Communications Inc.
FRN, (3 mo. LIBOR US + 1.530%)
2.18%, 09/15/16[c]	250	250,482

		250,482

TOTAL CORPORATE BONDS & NOTES
(Cost: $8,953,624)		8,976,076

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 7.94%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.67%
Federal Home Loan Mortgage Corp.
1.05%, 07/27/18 (Call 10/27/16)	250	250,021

		250,021
U.S. GOVERNMENT OBLIGATIONS — 6.27%
U.S. Treasury Note/Bond
0.38%, 10/31/16	640	640,150
0.63%, 06/30/17	300	300,093

		940,243

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $1,188,965)		1,190,264

Security	Shares (000s)	Value
MONEY MARKET FUNDS — 0.18%
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e]	27	$26,634

TOTAL MONEY MARKET FUNDS
(Cost: $26,634)		26,634

TOTAL INVESTMENTS IN SECURITIES — 99.74%
(Cost: $14,931,123)[f]		14,956,710
Other Assets, Less Liabilities — 0.26%		38,265

NET ASSETS — 100.00%		$14,994,975

FRN  —  Floating Rate Note

[a]	Rates shown are discount rates paid at the time of purchase.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	The cost of investments for federal income tax purposes was $14,931,123. Net unrealized appreciation was $25,587, of which $26,376 represented gross unrealized appreciation on securities and $789 represented gross unrealized depreciation on securities.

36

Schedule of Investments (Unaudited) (Continued)

iSHARES® ULTRA SHORT-TERM BOND ETF

July 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Asset-backed securities	$—	$120,154	$—	$120,154
Certificates of deposit	—	2,900,581	—	2,900,581
Commercial paper	—	1,743,001	—	1,743,001
Corporate bonds & notes	—	8,976,076	—	8,976,076
U.S. government & agency obligations	—	1,190,264	—	1,190,264
Money market funds	26,634	—	—	26,634

Total	$26,634	$14,930,076	$—	$14,956,710

The following table includes a rollforward for the period ended July 31, 2016 of investments whose values are classified as Level 3 as of the beginning or end of the period.

Corporate Bond & Notes
Balance at beginning of period	$250,000
Realized gain (loss) and change in unrealized appreciation/depreciation	—
Purchases	—
Sales	(250,000)
Transfers ina	—
Transfers out[a]	—

Balance at end of period	$—

Net change in unrealized appreciation/depreciation on investments still held at end of period	$—

[a]	Represents the value as of the beginning of the reporting period.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on observable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

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Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: September 29, 2016

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: September 29, 2016